Schedule of Investments (unaudited)	iShares® Core MSCI EAFE ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 9.2%
29Metals Ltd.(a)	402,673	$761,989
Abacus Property Group	3,357,815	7,706,160
Accent Group Ltd.	1,107,030	1,114,537
Adbri Ltd.	2,599,426	5,305,013
AGL Energy Ltd.	3,481,877	21,165,929
Alkane Resources Ltd.(a)	2,208,461	1,580,878
Allkem Ltd.(a)	3,128,222	26,071,273
ALS Ltd.	2,666,799	24,148,112
Altium Ltd.	665,717	14,996,785
Alumina Ltd.	13,295,441	16,738,904
AMP Ltd.(a)	17,533,411	14,165,683
Ampol Ltd.	1,252,573	29,449,506
Ansell Ltd.	700,629	13,419,296
APA Group	6,135,757	49,301,542
Appen Ltd.	669,241	3,057,053
ARB Corp. Ltd.	490,319	13,590,387
Arena REIT	1,898,174	6,423,833
Aristocrat Leisure Ltd.	3,196,112	74,157,222
ASX Ltd.	1,020,085	61,673,988
Atlas Arteria Ltd.	5,053,361	24,549,583
AUB Group Ltd.	359,920	5,827,385
Aurizon Holdings Ltd.	9,741,187	27,510,239
Aussie Broadband Ltd.(a)	969,496	3,770,225
Austal Ltd.	2,149,563	3,059,640
Australia & New Zealand Banking Group Ltd.	14,927,853	284,064,915
Australian Agricultural Co. Ltd.(a)	3,033,125	3,679,550
Australian Ethical Investment Ltd.	453,985	1,844,680
Australian Strategic Materials Ltd.(a)	275,273	1,218,570
AVZ Minerals Ltd.(a)(b)	12,731,146	8,552,646
Bank of Queensland Ltd.	3,490,555	19,803,882
Bapcor Ltd.	2,129,971	10,096,633
Beach Energy Ltd.	10,233,383	11,667,250
Bega Cheese Ltd.	1,809,521	6,386,096
Bellevue Gold Ltd.(a)	5,318,025	3,579,423
Bendigo & Adelaide Bank Ltd.	2,971,403	22,154,255
Betmakers Technology Group Ltd.(a)(b)	3,679,141	1,469,457
BHP Group Ltd.	26,806,811	895,760,970
Blackmores Ltd.	83,432	4,224,673
BlueScope Steel Ltd.	2,631,831	37,413,046
Boral Ltd.	2,029,793	5,063,576
BrainChip Holdings Ltd.(a)(b)	7,947,428	5,277,054
Brambles Ltd.	7,513,603	55,482,823
Bravura Solutions Ltd.	1,967,161	2,608,978
Breville Group Ltd.	515,244	8,538,897
Brickworks Ltd.	362,551	6,021,796
BWP Trust	3,179,847	9,242,482
BWX Ltd.	329,361	433,273
Capricorn Metals Ltd.(a)	1,052,737	3,062,542
carsales.com Ltd.	1,485,213	21,926,305
Centuria Capital Group	2,864,389	5,563,736
Centuria Industrial REIT	2,698,627	7,520,583
Centuria Office REIT	979,152	1,509,569
Cettire Ltd.(a)(b)	250,813	113,796
Chalice Mining Ltd.(a)	1,744,128	8,373,067
Challenger Ltd.	2,994,334	15,149,983
Champion Iron Ltd.(b)	1,631,261	8,269,205
Charter Hall Group	2,669,796	28,693,384
Charter Hall Long Wale REIT	3,308,783	12,418,054
Security	Shares	Value

Australia (continued)
Charter Hall Retail REIT	2,539,646	$7,933,239
Charter Hall Social Infrastructure REIT	412,916	1,168,896
City Chic Collective Ltd.(a)(b)	1,128,706	2,349,282
Cleanaway Waste Management Ltd.	11,192,398	25,088,189
Clinuvel Pharmaceuticals Ltd.	213,642	2,457,139
Cochlear Ltd.	351,958	56,688,935
Codan Ltd./Australia	580,413	2,894,454
Coles Group Ltd.	7,026,953	92,394,983
Collins Foods Ltd.	325,834	2,333,171
Commonwealth Bank of Australia	9,000,686	654,201,490
Computershare Ltd.	2,906,945	51,249,638
Corporate Travel Management Ltd.(a)(b)	664,563	11,990,438
Costa Group Holdings Ltd.	2,217,957	5,187,118
Credit Corp. Group Ltd.	352,995	6,749,795
Cromwell Property Group	11,898,138	7,140,810
Crown Resorts Ltd.(a)	1,985,330	17,975,471
CSL Ltd.	2,530,727	482,989,533
CSR Ltd.	3,058,695	13,099,116
Data#3 Ltd.	307,321	1,248,064
De Grey Mining Ltd.(a)	6,311,177	5,310,010
Deterra Royalties Ltd.	2,269,685	7,688,979
Dexus	5,802,171	45,364,672
Dexus Industria REIT	245,904	588,297
Dicker Data Ltd.(b)	136,668	1,263,779
Domain Holdings Australia Ltd.	2,120,415	5,163,911
Domino's Pizza Enterprises Ltd.	325,950	17,086,664
Downer EDI Ltd.	3,914,308	15,144,474
Dubber Corp. Ltd.(a)(b)	900,451	649,323
Eagers Automotive Ltd.	693,409	6,409,410
Elders Ltd.	925,007	9,299,207
Emeco Holdings Ltd.	243,699	143,205
EML Payments Ltd.(a)(b)	2,030,855	2,198,583
Endeavour Group Ltd./Australia	7,082,819	38,771,744
EVENT Hospitality and Entertainment Ltd.(a)	506,845	5,190,366
Evolution Mining Ltd.	9,651,071	27,308,683
Flight Centre Travel Group Ltd.(a)(b)	835,179	13,042,835
Fortescue Metals Group Ltd.	8,943,190	135,159,049
G8 Education Ltd.	4,812,618	3,708,764
Genworth Mortgage Insurance Australia Ltd.	2,856,374	6,005,490
Glencore PLC	52,345,649	322,536,307
Gold Road Resources Ltd.	4,642,599	5,070,787
Goodman Group	8,921,456	148,487,716
GPT Group (The)	10,164,547	36,133,786
GrainCorp Ltd., Class A	1,296,404	9,368,288
Growthpoint Properties Australia Ltd.	614,035	1,888,668
GUD Holdings Ltd.	800,090	7,186,719
GWA Group Ltd.	1,620,945	2,589,146
Hansen Technologies Ltd.	552,283	2,138,381
Harvey Norman Holdings Ltd.	3,556,028	12,666,794
Healius Ltd.	3,500,635	11,015,217
Home Consortium Ltd.	743,456	3,505,152
HomeCo Daily Needs REIT	6,984,372	7,032,101
HUB24 Ltd.	392,977	6,563,297
IDP Education Ltd.	1,102,977	20,461,768
IGO Ltd.	3,682,359	33,481,363
Iluka Resources Ltd.	2,246,155	17,593,903
Imdex Ltd.	711,031	1,247,388
Imugene Ltd.(a)	27,181,664	4,067,470
Incitec Pivot Ltd.	9,966,706	26,880,413
Ingenia Communities Group	1,797,187	5,916,527

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Australia (continued)
Inghams Group Ltd.	1,683,196	$3,644,256
Insignia Financial Ltd.	3,036,301	7,298,780
Insurance Australia Group Ltd.	13,045,553	41,658,218
Integral Diagnostics Ltd.	462,142	1,281,466
InvoCare Ltd.	787,166	6,753,731
ionner Ltd.(a)(b)	6,673,562	3,099,870
IPH Ltd.	1,468,830	7,786,802
IRESS Ltd.	1,162,194	8,940,218
Irongate Group	92,697	125,346
James Hardie Industries PLC	2,361,599	68,080,747
JB Hi-Fi Ltd.	649,946	24,071,627
Johns Lyng Group Ltd.	813,893	5,093,994
Jumbo Interactive Ltd.	166,442	2,023,572
Karoon Energy Ltd.(a)	1,513,196	2,173,097
Kelsian Group Ltd.	674,545	3,737,258
Kogan.com Ltd.(a)(b)	437,082	1,188,115
Lendlease Corp. Ltd.	3,645,235	31,226,382
Lifestyle Communities Ltd.	267,850	2,822,976
Link Administration Holdings Ltd.	2,572,465	9,108,051
Liontown Resources Ltd.(a)(b)	8,725,522	8,746,156
Lovisa Holdings Ltd.	211,278	2,418,993
Lynas Rare Earths Ltd.(a)	4,879,847	30,621,843
MA Financial Group Ltd.	27,592	133,483
Maas Group Holdings Ltd.	86,174	313,564
Macquarie Group Ltd.	1,793,490	258,196,166
Magellan Financial Group Ltd.	720,405	8,149,951
Mayne Pharma Group Ltd.(a)	3,287,906	657,001
McMillan Shakespeare Ltd.	523,356	4,364,838
Medibank Pvt Ltd.	14,739,600	33,121,985
Megaport Ltd.(a)	821,086	4,877,976
Mesoblast Ltd.(a)(b)	2,957,376	2,222,621
Metcash Ltd.	5,521,552	18,535,690
Mineral Resources Ltd.	910,989	37,016,423
Mirvac Group.	20,705,602	34,994,335
Monadelphous Group Ltd.	601,621	4,481,609
Nanosonics Ltd.(a)(b)	1,473,480	4,071,623
National Australia Bank Ltd.	17,317,423	395,333,810
National Storage REIT	6,899,771	12,497,196
Nearmap Ltd.(a)(b)	2,415,563	2,045,025
Netwealth Group Ltd.	543,578	4,921,853
New Hope Corp. Ltd.(b)	2,692,716	6,631,618
Newcrest Mining Ltd.	4,689,121	88,058,658
NEXTDC Ltd.(a)	2,491,531	19,343,864
nib holdings Ltd.	2,469,133	12,294,844
Nick Scali Ltd.	373,518	2,664,531
Nickel Mines Ltd.	5,760,881	5,280,136
Nine Entertainment Co. Holdings Ltd.	8,866,575	16,618,482
Northern Star Resources Ltd.	6,008,832	41,303,435
Novonix Ltd.(a)(b)	1,371,318	4,858,606
NRW Holdings Ltd.	2,415,576	3,293,335
Nufarm Ltd./Australia	1,633,820	7,350,066
Nuix Ltd.(a)	1,008,717	874,843
Objective Corp. Ltd.	7,580	90,365
Omni Bridgeway Ltd.(a)	1,357,885	3,190,320
oOh!media Ltd.	3,627,568	3,971,292
Orica Ltd.	2,156,599	24,781,100
Origin Energy Ltd.	9,278,427	44,380,101
Orora Ltd.	5,208,061	14,594,720
OZ Minerals Ltd.	1,885,981	32,736,740
Pact Group Holdings Ltd.	1,537,273	2,482,557
Security	Shares	Value

Australia (continued)
Paladin Energy Ltd.(a)(b)	14,065,334	$7,740,501
Pendal Group Ltd.	1,799,129	6,623,179
Perenti Global Ltd.	2,796,576	1,389,511
Perpetual Ltd.	301,468	6,930,667
Perseus Mining Ltd.	6,913,748	9,620,666
PEXA Group Ltd.(a)	246,721	3,093,974
Pilbara Minerals Ltd.(a)	13,106,507	25,422,629
Pinnacle Investment Management Group Ltd.	459,333	3,002,034
Platinum Asset Management Ltd.	2,175,295	2,846,422
PointsBet Holdings Ltd.(a)(b)	1,111,944	2,265,936
PolyNovo Ltd.(a)(b)	3,707,399	2,427,239
PPK Group Ltd.(a)	56,876	155,155
Premier Investments Ltd.	607,830	10,770,729
Pro Medicus Ltd.(b)	274,730	8,984,694
Qantas Airways Ltd.(a)	4,806,655	18,624,942
QBE Insurance Group Ltd.	7,800,041	67,293,177
Qube Holdings Ltd.	9,634,892	19,910,039
Ramelius Resources Ltd.	4,676,605	4,966,653
Ramsay Health Care Ltd.	972,807	55,204,095
REA Group Ltd.	282,189	25,280,721
Redbubble Ltd.(a)(b)	1,086,152	853,091
Reece Ltd.	1,534,661	18,645,526
Regis Resources Ltd.	4,359,478	6,386,905
Reliance Worldwide Corp. Ltd.	4,653,861	12,771,102
Rio Tinto Ltd.	1,955,137	154,658,922
Rio Tinto PLC	5,944,166	419,991,856
Rural Funds Group	377,831	812,248
Sandfire Resources Ltd.	2,187,655	8,670,682
Santos Ltd.	17,027,705	95,152,008
Sayona Mining Ltd.(a)(b)	27,841,113	6,056,370
Scentre Group	27,109,127	56,482,156
SEEK Ltd.	1,817,617	35,616,909
Select Harvests Ltd.	318,152	1,470,229
Seven Group Holdings Ltd.	915,675	12,775,410
SG Fleet Group Ltd.	93,677	162,050
Shopping Centres Australasia Property Group	6,383,460	13,662,161
Silver Lake Resources Ltd.(a)	5,373,309	7,019,245
Sims Ltd.	1,009,141	14,591,063
SmartGroup Corp. Ltd.	428,455	2,683,299
Sonic Healthcare Ltd.	2,460,481	63,544,897
South32 Ltd.	25,429,042	84,687,258
Southern Cross Media Group Ltd.(b)	1,648,660	1,992,658
St. Barbara Ltd.	4,571,871	4,273,625
Star Entertainment Grp Ltd. (The)(a)	4,490,741	9,918,608
Steadfast Group Ltd.	5,257,240	19,033,221
Stockland	12,443,480	36,016,748
Suncorp Group Ltd.	6,676,766	53,607,690
Super Retail Group Ltd.	920,833	6,813,322
Tabcorp Holdings Ltd.	11,681,500	44,672,571
Tassal Group Ltd.	331,037	877,749
Technology One Ltd.	1,552,861	11,205,818
Telix Pharmaceuticals Ltd.(a)	1,049,209	3,351,966
Telstra Corp. Ltd.	21,605,726	61,331,051
Temple & Webster Group Ltd.(a)(b)	497,981	2,032,534
Transurban Group	16,234,612	163,021,656
Treasury Wine Estates Ltd.	3,807,421	30,123,101
Tyro Payments Ltd.(a)(b)	1,805,520	1,543,243
United Malt Grp Ltd.	1,567,447	4,579,864
Uniti Group Ltd.(a)	3,090,782	10,673,115
Vicinity Centres	20,016,518	26,117,836

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Australia (continued)
Viva Energy Group Ltd.(c)	5,206,687	$10,215,525
Vulcan Energy Resources Ltd.(a)(b)	432,950	2,504,215
Washington H Soul Pattinson & Co. Ltd.	1,203,960	23,460,493
Waypoint REIT Ltd.	3,950,840	7,447,656
Webjet Ltd.(a)(b)	2,083,732	8,645,766
Wesfarmers Ltd.	5,989,795	207,265,309
West African Resources Ltd.(a)	5,290,892	5,047,470
Western Areas Ltd.(a)	1,682,177	4,546,726
Westgold Resources Ltd.	2,496,903	2,882,994
Westpac Banking Corp.	19,414,549	324,999,321
Whitehaven Coal Ltd.	5,011,129	17,208,442
WiseTech Global Ltd.	783,377	24,286,877
Woodside Petroleum Ltd.	5,108,816	111,147,823
Woolworths Group Ltd.	6,413,892	173,515,399
Worley Ltd.	1,740,085	16,922,350
Zip Co. Ltd.(a)(b)	2,951,468	2,170,937
		8,608,534,997
Austria — 0.3%
ams-OSRAM AG(a)	1,425,651	17,440,222
ANDRITZ AG	353,518	15,028,432
AT&S Austria Technologie & Systemtechnik AG	145,257	7,438,023
BAWAG Group AG(c)	366,582	17,406,727
CA Immobilien Anlagen AG	293,991	8,303,087
DO & CO AG(a)(b)	38,293	3,369,836
Erste Group Bank AG	1,834,602	57,121,715
EVN AG	196,121	4,992,516
IMMOFINANZ AG	486,625	11,776,597
Lenzing AG	83,931	7,619,993
Oesterreichische Post AG(b)	191,070	6,155,053
OMV AG	795,342	40,656,004
Palfinger AG(b)	9,593	242,883
Raiffeisen Bank International AG	772,223	8,790,453
S IMMO AG	345,155	8,284,531
S&T AG(b)	344,530	5,824,682
Schoeller-Bleckmann Oilfield Equipment AG(a)	26,213	1,499,867
Semperit AG Holding	69,158	1,672,586
Telekom Austria AG	889,626	6,342,799
UNIQA Insurance Group AG	794,528	6,057,526
Verbund AG	362,126	38,707,372
Vienna Insurance Group AG Wiener
Versicherung Gruppe	245,810	6,097,327
voestalpine AG	593,113	15,434,498
Wienerberger AG	628,082	17,729,401
		313,992,130
Belgium — 1.0%
Ackermans & van Haaren NV	114,546	20,420,821
Aedifica SA	181,696	21,536,951
Ageas SA/NV	901,403	43,133,549
AGFA-Gevaert NV(a)	1,142,757	4,574,892
Anheuser-Busch InBev SA/NV	4,593,419	264,303,156
Barco NV	413,141	9,303,876
Befimmo SA	133,856	6,681,734
Bekaert SA	238,694	8,848,112
bpost SA(a)	516,388	3,128,794
Cie d'Entreprises CFE	44,217	5,776,852
Cofinimmo SA	151,939	20,403,156
D'ieteren Group	134,962	21,663,109
Econocom Group SA/NV	191,764	732,709
Elia Group SA/NV	175,515	27,938,183
Security	Shares	Value

Belgium (continued)
Etablissements Franz Colruyt NV	280,104	$10,285,645
Euronav NV	1,025,422	11,856,759
Fagron	408,600	7,664,433
Galapagos NV(a)(b)	248,422	14,585,646
Gimv NV	156,261	8,966,754
Groupe Bruxelles Lambert SA	577,309	54,475,132
Intervest Offices & Warehouses NV	17,008	506,878
Ion Beam Applications	129,599	2,114,466
KBC Ancora	261,839	10,593,621
KBC Group NV	1,314,420	89,422,416
Kinepolis Group NV(a)(b)	96,339	5,331,044
Melexis NV	121,378	10,418,424
Mithra Pharmaceuticals SA(a)(b)	56,912	554,643
Montea NV	45,403	5,420,901
Ontex Group NV(a)(b)	389,471	2,698,403
Orange Belgium SA	140,236	2,718,058
Proximus SADP	803,248	14,039,414
Recticel SA	99,066	2,164,612
Retail Estates NV	17,041	1,297,965
Shurgard Self Storage SA	29,073	1,682,355
Sofina SA	81,801	25,068,496
Solvay SA	391,954	36,858,270
Telenet Group Holding NV	227,026	6,765,919
Tessenderlo Group SA(a)	184,103	6,445,176
UCB SA	663,367	75,406,678
Umicore SA	1,036,409	39,843,139
VGP NV	43,934	11,427,086
Warehouses De Pauw CVA	736,065	28,316,549
X-Fab Silicon Foundries SE(a)(c)	149,364	1,057,412
Xior Student Housing NV	112,838	6,027,380
		952,459,568

Brazil — 0.0%
Yara International ASA	898,284	45,676,132

Cyprus — 0.0%
Atalaya Mining PLC	591,424	2,807,416

Denmark — 2.6%
ALK-Abello A/S(a)	829,692	18,098,681
Alm Brand A/S	5,122,567	8,841,370
Ambu A/S, Class B(b)	901,160	11,861,475
AP Moller - Maersk A/S, Class A	16,408	46,445,116
AP Moller - Maersk A/S, Class B, NVS	30,330	87,781,884
Bavarian Nordic A/S(a)(b)	372,580	7,068,163
Better Collective A/S(a)(b)	162,002	2,496,986
Carlsberg A/S, Class B	531,799	67,556,091
cBrain A/S(b)	33,032	1,069,207
Chemometec A/S	83,103	9,394,166
Chr Hansen Holding A/S	558,221	43,490,827
Coloplast A/S, Class B	626,919	84,463,966
D/S Norden A/S	193,377	7,185,043
Danske Bank A/S	3,656,116	56,080,598
Demant A/S(a)	560,118	24,613,556
Dfds A/S	209,369	8,108,171
Drilling Co. of 1972 A/S (The)(a)	116,604	5,814,820
DSV A/S	1,073,865	176,061,949
FLSmidth & Co. A/S	277,008	7,593,357
Genmab A/S(a)	348,920	122,694,730
GN Store Nord A/S	666,295	25,005,738
H Lundbeck A/S	370,747	8,496,837

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Denmark (continued)
ISS A/S(a)	832,801	$13,669,628
Jyske Bank A/S, Registered(a)	304,814	16,854,422
Matas A/S	306,326	4,263,940
Netcompany Group A/S(c)	211,295	11,750,583
Nilfisk Holding A/S(a)	151,634	4,244,840
NKT A/S(a)	236,268	11,260,402
NNIT A/S(a)(c)	81,017	999,419
Novo Nordisk A/S, Class B	8,905,593	1,017,252,327
Novozymes A/S, Class B	1,090,327	76,006,172
NTG Nordic Transport Group A/S, Class A(a)(b)	21,264	1,154,605
Orsted AS(c)	1,000,630	110,700,118
Pandora A/S	537,400	47,187,155
Per Aarsleff Holding A/S	134,232	5,151,388
Ringkjoebing Landbobank A/S	182,938	22,433,360
Rockwool A/S, Class B	42,908	12,000,511
Royal Unibrew A/S	271,138	23,369,691
Scandinavian Tobacco Group A/S, Class A(c)	425,826	8,876,653
Schouw & Co. A/S	79,711	6,094,004
SimCorp A/S	231,602	16,213,667
Solar A/S, Class B	2,499	296,363
Spar Nord Bank A/S	568,328	7,215,814
Sydbank AS	383,709	13,189,173
Topdanmark AS	237,580	13,369,603
Tryg A/S	1,880,674	44,716,984
Vestas Wind Systems A/S	5,345,543	136,316,662
Zealand Pharma A/S(a)(b)	205,687	2,319,125
		2,457,129,340
Egypt — 0.0%
Centamin PLC	7,350,772	8,424,854

Faeroe Islands — 0.0%
Bakkafrost P/F	260,625	17,893,994

Finland — 1.2%
Admicom Oyj	15,419	1,008,509
Aktia Bank Oyj	75,330	763,828
BasWare Oyj(a)	19,349	803,664
Cargotec Oyj, Class B	239,262	8,284,330
Caverion Oyj	548,428	2,685,986
Citycon Oyj	449,539	3,195,130
Elisa Oyj	755,664	44,298,064
Finnair Oyj(a)(b)	3,986,583	1,964,916
Fortum Oyj	2,398,298	39,873,738
Harvia Oyj(b)	79,298	2,716,235
Huhtamaki Oyj	521,171	19,700,395
Kamux Corp.	168,559	1,705,793
Kemira Oyj	640,878	8,406,507
Kesko Oyj, Class B	1,455,104	36,634,351
Kojamo Oyj	646,075	12,852,488
Kone Oyj, Class B	1,787,304	85,929,455
Konecranes Oyj(a)	377,866	10,619,448
Marimekko Oyj	18,705	260,610
Metsa Board Oyj, Class B	1,138,674	12,271,263
Metso Outotec Oyj	3,345,745	28,488,865
Musti Group Oyj(a)	67,223	1,581,662
Neste Oyj	2,233,817	95,850,470
Nokia Oyj(a)	28,367,458	143,824,992
Nokian Renkaat Oyj	673,345	9,042,059
Nordea Bank Abp	16,965,828	169,150,619
Oriola Oyj, Class B	770,278	1,678,029
Security	Shares	Value

Finland (continued)
Orion Oyj, Class B	562,636	$22,067,999
Outokumpu Oyj	2,043,348	10,031,319
Puuilo Oyj(a)	26,399	181,820
QT Group Oyj(a)	93,639	8,158,364
Remedy Entertainment Oyj(b)	41,277	1,358,821
Revenio Group Oyj	112,605	5,358,115
Rovio Entertainment Oyj(c)	29,514	269,971
Sampo Oyj, Class A	2,646,042	128,485,037
Sanoma Oyj	450,557	5,691,445
Spinnova Oyj(a)(b)	7,410	62,120
Stora Enso Oyj, Class R	3,078,714	60,587,532
Talenom Oyj	149,193	1,636,711
TietoEVRY Oyj	462,758	11,609,317
Tokmanni Group Corp.	140,734	1,828,786
UPM-Kymmene Oyj	2,822,692	97,643,384
Uponor Oyj	366,918	6,447,058
Valmet Oyj	881,831	23,616,121
Wartsila OYJ Abp	2,449,893	19,672,250
YIT Oyj	1,037,744	4,177,030
		1,152,474,606

France — 9.9%
AB Science SA(a)(b)	155,236	1,719,245
ABC arbitrage	503,037	3,873,957
Accor SA(a)	893,168	29,343,800
Aeroports de Paris(a)	159,471	22,557,146
Air France-KLM(a)(b)	1,651,993	6,804,983
Air Liquide SA	2,507,672	433,847,986
Airbus SE	3,114,252	340,922,901
Albioma SA	221,349	11,766,091
ALD SA(c)	609,302	8,285,279
Alstom SA	1,681,563	36,961,440
Altarea SCA	18,351	2,808,752
Alten SA	168,797	22,653,860
Amundi SA(c)	314,901	18,935,002
APERAM SA	275,507	10,633,875
ArcelorMittal SA	3,389,535	98,831,024
Arkema SA	324,698	36,997,484
Atos SE	523,301	12,748,430
Aubay	1,673	96,448
AXA SA	10,302,726	272,558,812
Believe SA, NVS(a)(b)	17,117	208,775
Beneteau SA(a)	58,630	736,100
BioMerieux	220,481	20,990,192
BNP Paribas SA	5,952,651	308,653,136
Boiron SA	47,329	2,074,581
Bollore SE	4,872,991	22,739,446
Bonduelle SCA	113,202	1,913,148
Bouygues SA(b)	1,194,430	41,068,380
Bureau Veritas SA	1,553,012	44,612,922
Capgemini SE	845,248	172,074,718
Carmila SA	264,681	4,117,136
Carrefour SA	3,199,767	67,859,269
Casino Guichard Perrachon SA(a)(b)	214,905	3,765,335
Cellectis SA(a)(b)	250,168	887,873
CGG SA(a)	4,247,197	4,886,132
Chargeurs SA	71,142	1,288,526
Cie. de Saint-Gobain	2,660,424	155,204,241
Cie. des Alpes(a)	2,580	39,903
Cie. Generale des Etablissements Michelin SCA	895,081	110,864,657
Cie. Plastic Omnium SA	374,298	6,059,034

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
CNP Assurances	911,903	$20,038,608
Coface SA(a)	650,015	7,792,561
Covivio	263,528	18,767,823
Credit Agricole SA	6,509,046	70,285,079
Danone SA	3,424,901	207,108,043
Dassault Aviation SA	138,628	23,262,490
Dassault Systemes SE	3,503,252	154,929,050
Derichebourg SA	699,175	6,309,594
Edenred	1,310,575	65,819,921
Eiffage SA	441,546	43,602,083
Electricite de France SA	2,825,389	25,685,725
Elior Group SA(a)(b)(c)	598,128	1,826,298
Elis SA(a)	1,043,155	14,960,143
Engie SA	9,665,826	114,061,289
Eramet SA(a)	44,904	5,984,897
Esker SA	13,012	2,191,788
EssilorLuxottica SA	1,520,102	258,793,897
Eurazeo SE	236,315	18,158,229
Eurofins Scientific SE	708,315	65,829,218
Eutelsat Communications SA	888,844	9,878,084
Faurecia SE	646,003	14,042,792
Fnac Darty SA	113,163	5,602,964
Gaztransport Et Technigaz SA	135,004	16,076,077
Gecina SA	242,619	27,330,578
Getlink SE	2,357,833	43,146,243
Guerbet	37,727	991,023
Hermes International	167,376	206,384,136
ICADE	156,429	9,339,725
ID Logistics Group(a)	1,946	624,092
Imerys SA	209,050	8,224,193
Interparfums SA	30,898	1,714,395
Ipsen SA	203,012	21,044,991
IPSOS	239,388	11,524,387
JCDecaux SA(a)	337,158	7,067,869
Kaufman & Broad SA	60,537	1,841,093
Kering SA	396,457	210,943,823
Klepierre SA	1,068,097	25,565,598
Korian SA	416,548	8,747,907
La Francaise des Jeux SAEM(c)	496,586	18,543,000
Lagardere SA	193,059	5,056,540
Legrand SA	1,406,384	124,625,545
LISI	114,992	2,608,183
L'Oreal SA	1,328,064	483,162,786
LVMH Moet Hennessy Louis Vuitton SE	1,470,079	951,339,587
Maisons du Monde SA(c)	229,593	3,915,662
McPhy Energy SA(a)(b)	114,156	2,085,318
Mercialys SA	377,349	3,644,000
Mersen SA	132,822	4,393,196
Metropole Television SA	219,565	4,074,501
Neoen SA(a)(c)	213,907	8,546,806
Nexans SA	164,606	14,993,535
Nexity SA	253,350	7,693,257
Orange SA	10,518,125	125,222,446
Orpea SA	278,833	9,971,709
Pernod Ricard SA	1,105,018	228,058,151
Peugeot Invest	35,712	3,990,868
Pharmagest Interactive	19,819	1,591,722
Publicis Groupe SA	1,206,457	72,431,661
Quadient SA	223,830	4,185,905
Remy Cointreau SA	122,221	24,228,334
Security	Shares	Value

France (continued)
Renault SA(a)	1,008,304	$24,636,499
Rexel SA(a)	1,324,928	27,140,700
Rubis SCA	481,372	12,803,288
Safran SA	1,790,534	192,300,617
Sanofi	6,021,726	636,465,619
Sartorius Stedim Biotech	148,468	48,583,042
Schneider Electric SE	2,856,619	409,836,613
SCOR SE	832,094	23,526,474
SEB SA	145,649	17,490,593
SES SA, Class A	2,017,856	18,054,791
SES-Imagotag SA(a)	3,868	355,804
SMCP SA(a)(c)	95,563	620,961
Societe BIC SA	138,469	8,262,319
Societe Generale SA	4,265,456	102,516,149
Sodexo SA	464,629	34,951,975
SOITEC(a)	130,017	23,290,476
Solutions 30 SE(a)(b)	481,494	2,792,167
Sopra Steria Group SACA	91,190	16,161,454
SPIE SA	671,977	15,815,667
Technicolor SA(a)	1,061,172	3,542,256
Teleperformance	314,145	112,750,118
Television Francaise 1	389,227	3,296,435
Thales SA	564,577	72,279,907
TotalEnergies SE	13,231,225	649,692,381
Trigano SA	61,232	7,889,217
Ubisoft Entertainment SA(a)	497,986	22,515,404
Unibail-Rodamco-Westfield(a)(b)	659,805	46,565,681
Valeo	1,229,889	22,360,747
Vallourec SA(a)	668,411	7,876,008
Valneva SE(a)(b)	406,549	5,205,016
Veolia Environnement SA	3,445,668	100,532,781
Verallia SA(c)	394,622	10,847,893
Vicat SA	99,242	2,984,308
Vinci SA	2,849,933	276,539,993
Virbac SA	28,560	11,531,016
Vivendi SE	4,066,930	46,711,024
Voltalia SA(a)(b)	125,957	2,660,366
Wendel SE	138,245	13,773,928
Worldline SA/France(a)(c)	1,262,994	49,691,457
		9,287,100,581
Germany — 7.1%
1&1 AG	236,918	4,992,634
Aareal Bank AG	321,082	10,940,472
ABOUT YOU Holding SE(a)(b)	68,648	744,480
Adesso SE	14,890	2,918,415
adidas AG	1,008,250	203,322,858
ADLER Group SA(c)	438,410	3,339,604
ADVA Optical Networking SE(a)	414,469	5,625,804
AIXTRON SE	658,847	16,890,694
Allianz SE, Registered	2,160,153	487,404,142
Amadeus Fire AG	17,623	2,466,607
Aroundtown SA	5,400,934	27,158,770
Atoss Software AG	3,838	557,678
AURELIUS Equity Opportunities SE & Co. KGaA	117,863	3,139,955
Aurubis AG	177,687	20,192,241
BASF SE	4,860,680	255,977,854
Basler AG	4,241	474,556
Bayer AG, Registered	5,171,895	340,678,101
Bayerische Motoren Werke AG	1,742,648	142,314,683
BayWa AG	84,354	4,022,665

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Bechtle AG	431,407	$19,935,193
Beiersdorf AG	527,577	52,990,103
Bertrandt AG	40,652	1,888,552
Bike24 Holding AG(a)(b)	5,079	32,821
Bilfinger SE	175,329	7,056,538
Borussia Dortmund GmbH & Co. KGaA(a)(b)	554,936	2,173,439
Brenntag SE	819,705	63,251,286
CANCOM SE	229,760	11,094,530
Carl Zeiss Meditec AG, Bearer	216,616	27,207,968
Ceconomy AG(b)	666,825	2,284,661
Cewe Stiftung & Co. KGaA(b)	49,142	4,485,563
Commerzbank AG(a)	5,311,061	34,672,335
CompuGroup Medical SE & Co. KgaA	143,037	7,645,743
Continental AG(a)	582,402	39,918,480
Covestro AG(c)	1,009,285	43,455,299
CropEnergies AG	43,249	560,961
CTS Eventim AG & Co. KGaA(a)	329,989	22,649,147
Daimler Truck Holding AG(a)	2,249,254	60,493,064
Datagroup SE	1,889	157,154
Delivery Hero SE(a)(c)	869,605	30,569,187
Dermapharm Holding SE	94,334	5,333,698
Deutsche Bank AG, Registered(a)	10,860,101	108,593,689
Deutsche Beteiligungs AG	142,005	4,412,990
Deutsche Boerse AG	1,005,499	175,051,877
Deutsche EuroShop AG	319,111	5,287,122
Deutsche Lufthansa AG, Registered(a)(b)	3,106,490	23,110,944
Deutsche Pfandbriefbank AG(c)	841,431	10,589,947
Deutsche Post AG, Registered	5,228,846	223,389,161
Deutsche Telekom AG, Registered	17,152,740	315,973,176
Deutz AG	853,869	3,784,502
DIC Asset AG	360,772	5,047,168
Duerr AG	310,101	8,059,445
E.ON SE	11,898,899	123,831,325
Eckert & Ziegler Strahlen- und Medizintechnik AG	74,184	3,722,628
ElringKlinger AG(a)	65,638	544,159
Encavis AG	667,514	14,572,261
Energiekontor AG	7,344	701,545
Evonik Industries AG	1,079,784	28,243,231
Evotec SE(a)	756,551	18,420,843
Fielmann AG	36,677	1,854,094
flatexDEGIRO AG(a)(b)	183,428	3,132,871
Fraport AG Frankfurt Airport Services Worldwide(a)(b)	196,672	10,510,013
Freenet AG	691,002	19,118,800
Fresenius Medical Care AG & Co. KGaA	1,085,388	67,496,857
Fresenius SE & Co. KGaA	2,216,558	78,350,793
GEA Group AG	813,065	31,649,730
Gerresheimer AG(b)	172,196	11,961,136
GFT Technologies SE	51,081	2,028,963
Global Fashion Group SA(a)(b)	395,850	753,758
Grand City Properties SA	569,308	10,051,163
GRENKE AG(b)	151,027	3,984,111
Hamborner REIT AG	570,335	5,323,094
Hamburger Hafen und Logistik AG	186,471	3,034,544
Hannover Rueck SE	319,106	49,598,815
HeidelbergCement AG	784,542	45,195,446
Heidelberger Druckmaschinen AG(a)	868,838	1,919,585
HelloFresh SE(a)	882,962	37,220,560
Henkel AG & Co. KGaA	549,736	34,886,863
Hensoldt AG	222,178	6,187,428
HOCHTIEF AG	110,117	6,664,102
Security	Shares	Value

Germany (continued)
Home24 SE(a)(b)	138,545	$811,615
Hornbach Holding AG & Co. KGaA	59,186	7,084,783
Hugo Boss AG	334,491	18,759,224
Hypoport SE(a)	22,927	6,338,253
Indus Holding AG	125,978	3,583,809
Infineon Technologies AG	6,898,844	195,811,357
Instone Real Estate Group SE(c)	247,610	3,801,318
Jenoptik AG	320,462	9,007,807
JOST Werke AG(c)	23,419	905,832
K+S AG, Registered(a)	1,017,171	34,164,723
KION Group AG	377,081	20,975,494
Kloeckner & Co. SE(a)	472,390	6,085,210
Knorr-Bremse AG	381,071	27,175,918
Koenig & Bauer AG(a)	102,445	1,999,511
Krones AG	91,359	7,054,156
KWS Saat SE & Co. KGaA	62,495	4,611,683
LANXESS AG	428,500	16,564,123
LEG Immobilien SE	389,605	39,946,392
LPKF Laser & Electronics AG(b)	91,376	1,148,576
MBB SE(b)	694	92,771
Media and Games Invest SE(a)(b)	167,009	537,409
Medios AG(a)	66,352	1,702,002
Mercedes-Benz Group AG	4,529,348	316,153,777
Merck KGaA	683,812	126,865,775
METRO AG(a)(b)	742,660	6,523,486
Mister Spex SE(a)(b)	6,586	46,968
MLP SE	576,136	4,078,303
MorphoSys AG(a)(b)	182,235	3,842,024
MTU Aero Engines AG	279,386	56,342,536
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	740,315	176,299,113
Nagarro SE(a)	41,937	5,896,429
Nemetschek SE	327,920	26,021,874
New Work SE	22,309	3,812,651
Nordex SE(a)	558,048	8,053,812
Norma Group SE	200,420	4,944,331
Northern Data AG(a)(b)	26,997	1,390,221
PATRIZIA AG	320,523	5,498,088
Pfeiffer Vacuum Technology AG	40,959	7,291,335
PNE AG	11,689	148,475
ProSiebenSat.1 Media SE(b)	867,388	9,979,977
Puma SE	576,013	42,382,228
PVA TePla AG(a)	62,126	1,533,427
Rational AG	26,816	16,358,965
Rheinmetall AG	234,389	52,836,922
RWE AG	3,417,792	141,904,664
SAF-Holland SE(a)	239,760	1,822,250
Salzgitter AG(a)	189,827	7,879,628
SAP SE	5,519,412	559,370,034
Scout24 SE(c)	460,117	29,101,618
Secunet Security Networks AG	7,062	2,989,947
SGL Carbon SE(a)	424,679	2,331,759
Siemens AG, Registered	4,045,387	497,400,448
Siemens Healthineers AG(c)	1,499,543	80,180,495
Siltronic AG	102,168	9,594,505
Sirius Real Estate Ltd.	5,134,986	7,838,786
Sixt SE(a)	82,198	10,686,759
SMA Solar Technology AG(b)	81,246	3,697,409
Software AG	289,989	8,925,794
Stabilus SE	145,402	6,848,629

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Steico SE	29,220	$2,931,839
Stratec SE(b)	40,403	4,573,057
Stroeer SE & Co. KGaA	179,046	10,711,690
Suedzucker AG	420,704	5,479,088
Symrise AG	703,455	83,707,098
Synlab AG(a)	158,252	2,361,665
TAG Immobilien AG	754,882	15,086,649
Takkt AG	202,467	3,271,144
TeamViewer AG(a)(b)(c)	866,181	10,393,358
Telefonica Deutschland Holding AG	5,293,833	15,921,357
thyssenkrupp AG(a)	2,150,279	16,490,553
TUI AG(a)(b)	5,977,128	17,040,798
Uniper SE(b)	506,684	13,024,134
United Internet AG, Registered(d)	515,110	16,571,524
Varta AG(b)	103,969	9,727,942
VERBIO Vereinigte BioEnergie AG	117,538	8,329,257
Vitesco Technologies Group AG(a)	116,647	4,687,746
Volkswagen AG	175,584	38,077,400
Vonovia SE(b)	3,920,126	156,181,608
Vossloh AG	69,609	2,655,474
Wacker Chemie AG	83,579	13,261,314
Wacker Neuson SE	224,411	4,659,256
Westwing Group SE(a)(b)	59,563	677,368
Zalando SE(a)(c)	1,190,396	46,837,623
Zeal Network SE(b)	71,141	2,769,353
		6,635,740,377
Guernsey — 0.0%
BMO Commercial Property Trust Ltd.	3,616,128	5,337,511
Burford Capital Ltd.	1,113,913	9,524,683
		14,862,194
Hong Kong — 2.6%
AIA Group Ltd.	64,056,400	629,274,539
Apollo Future Mobility Group Ltd.(a)(b)	10,884,000	487,228
ASM Pacific Technology Ltd.	1,623,100	16,357,248
Atlas Corp.	478,150	5,909,934
Bank of East Asia Ltd. (The)	7,169,800	10,609,277
BOC Hong Kong Holdings Ltd.	20,021,500	72,475,028
BOCOM International Holdings Co. Ltd.	469,000	63,939
Brightoil Petroleum Holdings Ltd.(a)(e)	6,240,000	8
Budweiser Brewing Co. APAC Ltd.(c)	9,371,500	23,318,132
Cafe de Coral Holdings Ltd.	1,642,000	2,577,900
Champion REIT	11,891,000	5,212,825
Chinese Estates Holdings Ltd.	567,500	164,896
Chow Sang Sang Holdings International Ltd.	1,001,000	1,108,251
Chow Tai Fook Jewellery Group Ltd.	10,726,800	17,985,863
CITIC Telecom International Holdings Ltd.	12,828,000	4,603,480
CK Asset Holdings Ltd.	10,619,016	71,987,787
CK Infrastructure Holdings Ltd.	3,587,000	24,116,858
CK Life Sciences International Holdings Inc.(b)	14,790,000	1,104,348
CLP Holdings Ltd.	8,703,500	84,932,024
CMBC Capital Holdings Ltd, NVS(b)	341,750	77,993
C-Mer Eye Care Holdings Ltd.(b)	2,726,000	1,477,561
Comba Telecom Systems Holdings Ltd.(a)(b)	10,020,000	1,682,447
Cowell e Holdings Inc.(a)(b)	1,421,000	1,590,563
Dah Sing Banking Group Ltd.	3,172,400	2,666,032
Dah Sing Financial Holdings Ltd.	812,800	2,365,187
EC Healthcare	1,316,000	1,322,656
ESR Cayman Ltd.(a)(c)	10,627,600	32,261,214
Far East Consortium International Ltd.	7,030,000	2,190,807
Security	Shares	Value

Hong Kong (continued)
First Pacific Co. Ltd.	14,622,250	$5,895,772
Fortune REIT	7,421,000	6,483,889
Fosun Tourism Group(a)(c)	1,299,800	1,733,013
Futu Holdings Ltd., ADR(a)(b)	276,267	8,837,781
Galaxy Entertainment Group Ltd.	11,690,000	66,705,075
Guotai Junan International Holdings Ltd.	25,018,000	2,718,264
Haitong International Securities Group Ltd.(b)	18,898,000	2,991,630
Hang Lung Group Ltd.	5,444,000	10,629,362
Hang Lung Properties Ltd.	10,715,000	20,493,189
Hang Seng Bank Ltd.	4,173,500	73,893,738
Health and Happiness H&H International Holdings Ltd.	1,074,500	1,180,952
Henderson Land Development Co. Ltd.	7,653,570	30,951,163
HK Electric Investments & HK Electric Investments Ltd., Class SS	14,812,500	14,629,397
HKBN Ltd.	4,732,500	5,529,158
HKT Trust & HKT Ltd., Class SS	20,508,200	29,428,104
Hong Kong & China Gas Co. Ltd.	60,163,864	66,355,935
Hong Kong Exchanges & Clearing Ltd.	6,089,000	258,289,142
Hong Kong Technology Venture Co. Ltd.(b)	2,981,000	2,526,309
Hongkong Land Holdings Ltd.	6,206,600	28,953,541
Hsin Chong Group Holdings Ltd.(a)(e)	7,490,000	10
Hutchison Telecommunications Hong Kong Holdings Ltd.	13,044,000	2,177,602
Hysan Development Co. Ltd.	2,920,000	8,614,502
IGG Inc.	4,691,000	1,932,119
Jardine Matheson Holdings Ltd.	1,155,100	61,370,463
Johnson Electric Holdings Ltd.	2,131,250	2,420,083
K Wah International Holdings Ltd.	299,000	112,053
Kerry Logistics Network Ltd.	2,540,387	5,841,981
Kerry Properties Ltd.	3,110,000	8,409,855
Lifestyle International Holdings Ltd.(a)	3,314,000	1,593,415
Link REIT	11,228,900	96,992,795
LK Technology Holdings Ltd.(b)	2,767,500	3,431,118
Luk Fook Holdings International Ltd.	1,498,000	3,428,787
Man Wah Holdings Ltd.	9,548,400	8,936,597
MECOM Power and Construction Ltd.	2,484,000	1,063,368
Melco International Development Ltd.(a)	5,038,000	3,977,804
Melco Resorts & Entertainment Ltd., ADR(a)	1,158,947	6,629,177
MGM China Holdings Ltd.(a)(b)	4,390,000	2,512,767
MTR Corp. Ltd.	8,201,000	43,572,771
New World Development Co. Ltd.	7,786,000	29,779,819
Nissin Foods Co. Ltd.	55,000	36,159
NWS Holdings Ltd.	8,257,166	7,475,050
Pacific Basin Shipping Ltd.	27,898,000	12,799,899
Pacific Textiles Holdings Ltd.	5,319,000	2,341,866
PAX Global Technology Ltd.	2,257,000	1,945,619
PCCW Ltd.	23,878,000	13,528,383
Perfect Medical Health Management Ltd.(b)	1,615,000	936,485
Power Assets Holdings Ltd.	7,568,500	50,974,286
Prosperity REIT	8,738,000	2,995,440
Realord Group Holdings Ltd.(a)(b)	2,442,000	4,219,895
Sa Sa International Holdings Ltd.(a)(b)	9,482,000	1,694,830
Sands China Ltd.(a)	12,769,200	28,145,551
Shangri-La Asia Ltd.(a)	9,066,000	6,864,246
Shun Tak Holdings Ltd.(a)	10,686,000	2,164,760
Sino Land Co. Ltd.	16,570,000	21,901,931
SITC International Holdings Co. Ltd.	7,438,000	24,727,395
SJM Holdings Ltd.(a)(b)	11,268,000	4,733,271
SmarTone Telecommunications Holdings Ltd.	2,244,000	1,171,827

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
Sun Hung Kai Properties Ltd.	6,828,500	$78,644,409
SUNeVision Holdings Ltd.	1,797,000	1,492,893
Sunlight REIT	2,582,000	1,261,458
Swire Pacific Ltd., Class A	2,798,500	15,940,000
Swire Properties Ltd.	6,122,800	14,673,639
Techtronic Industries Co. Ltd.	7,321,000	97,721,402
Texhong Textile Group Ltd.	1,247,500	1,500,211
United Laboratories International Holdings Ltd. (The)	4,554,000	2,231,795
Value Partners Group Ltd.(b)	8,412,000	3,183,484
Vesync Co. Ltd.(b)	785,000	566,104
Vitasoy International Holdings Ltd.	3,788,000	6,867,927
Vobile Group Ltd.(a)	6,918,000	3,498,361
VSTECS Holdings Ltd.	2,100,000	1,807,995
VTech Holdings Ltd.	917,800	6,492,424
WH Group Ltd.(c)	44,728,000	30,889,116
Wharf Real Estate Investment Co. Ltd.	8,909,000	41,984,265
Wynn Macau Ltd.(a)(b)	8,459,200	5,195,860
Xinyi Glass Holdings Ltd.	9,841,000	21,776,276
Yue Yuen Industrial Holdings Ltd.(a)	4,031,000	5,929,138
Zensun Enterprises Ltd.	2,745,999	1,284,289
		2,480,544,464
Ireland — 0.6%
AIB Group PLC	4,076,031	8,853,690
Bank of Ireland Group PLC(a)	5,134,876	31,120,974
C&C Group PLC(a)	2,288,731	5,974,683
Cairn Homes PLC(a)	3,777,403	4,554,983
CRH PLC	4,096,302	161,905,689
Dalata Hotel Group PLC(a)	1,219,780	5,597,611
Flutter Entertainment PLC, Class DI(a)	875,244	87,952,751
Glanbia PLC	991,639	11,904,957
Glenveagh Properties PLC(a)(c)	1,839,918	2,220,285
Grafton Group PLC	1,299,206	15,735,021
Greencore Group PLC(a)	2,944,932	4,243,759
Hibernia REIT PLC	3,757,281	6,429,194
Irish Residential Properties REIT PLC	1,572,003	2,407,975
Kerry Group PLC, Class A	835,206	92,515,582
Kingspan Group PLC	815,006	75,866,504
Origin Enterprises PLC	699,139	3,108,241
Smurfit Kappa Group PLC	1,302,291	55,029,304
Uniphar PLC(a)	708,275	2,929,004
		578,350,207
Israel — 1.1%
AFI Properties Ltd.(b)	71,982	4,340,734
Airport City Ltd.(a)	504,236	11,225,652
Alony Hetz Properties & Investments Ltd.	969,113	15,860,775
Altshuler Shaham Financial, NVS	364,877	1,429,347
Amot Investments Ltd.	993,693	7,542,928
Arad Investment & Industrial Development Ltd.	16,515	2,217,794
Ashtrom Group Ltd.	109,235	3,046,145
AudioCodes Ltd.	128,456	2,988,886
Azorim-Investment Development & Construction Co. Ltd.	41,391	213,898
Azrieli Group Ltd.	233,250	20,035,769
Bank Hapoalim BM	5,980,364	55,445,199
Bank Leumi Le-Israel BM	7,674,735	80,544,395
Bezeq The Israeli Telecommunication Corp. Ltd.(a)	11,558,832	18,324,062
Big Shopping Centers Ltd.(b)	30,914	4,671,687
Blue Square Real Estate Ltd.	1,354	120,972
Caesarstone Ltd.	210,474	2,068,959
Security	Shares	Value

Israel (continued)
Camtek Ltd./Israel(a)	144,641	$4,256,965
Cellcom Israel Ltd.(a)(b)	537,202	3,116,303
Cellebrite DI Ltd.(a)	12,241	65,489
Check Point Software Technologies Ltd.(a)(b)	566,914	71,595,569
Clal Insurance Enterprises Holdings Ltd.(a)(b)	350,938	7,778,789
Cognyte Software Ltd.(a)	340,641	2,309,546
Compugen Ltd.(a)(b)	466,566	1,110,427
CyberArk Software Ltd.(a)(b)	216,510	34,022,381
Danel Adir Yeoshua Ltd.	28,639	4,515,192
Delek Automotive Systems Ltd.(b)	279,218	3,973,462
Delek Group Ltd.(a)(b)	44,945	7,431,709
Delta-Galil Industries Ltd.	22,873	1,524,328
Doral Group Renewable Energy Resources Ltd.(a)(b)	350,009	1,343,377
Elbit Systems Ltd.	141,371	30,687,101
Elco Ltd.(b)	14,380	1,114,644
Electra Consumer Products 1970 Ltd.	65,213	3,681,517
Electra Ltd./Israel.	9,655	6,625,272
Electra Real Estate Ltd.	31,183	522,815
Electreon Wireless Ltd.(a)(b)	25,072	767,824
Energix-Renewable Energies Ltd.(b)	1,094,342	3,707,619
Enlight Renewable Energy Ltd.(a)(b)	4,798,479	10,294,860
Equital Ltd.(a)	4,194	171,060
Fattal Holdings 1998 Ltd.(a)	28,155	4,060,883
FIBI Holdings Ltd.	11,980	563,006
First International Bank Of Israel Ltd. (The)	468,256	19,663,243
Fiverr International Ltd.(a)(b)	157,132	8,367,279
Formula Systems 1985 Ltd.	39,544	3,826,530
Fox Wizel Ltd.	43,159	6,345,679
Gav-Yam Lands Corp. Ltd.	622,052	6,846,513
Gazit-Globe Ltd.	704,034	6,600,116
Gilat Satellite Networks Ltd.(a)	61,604	450,421
Grab Holdings Ltd., Class A(a)(b)	5,788,966	17,077,450
Harel Insurance Investments & Financial
Services Ltd.	979,458	12,005,102
Hilan Ltd.	32,423	1,884,564
ICL Group Ltd.	3,819,315	41,417,795
Inmode Ltd.(a)(b)	276,194	6,935,231
Isracard Ltd.	479,415	2,412,640
Israel Canada T.R Ltd.	663,782	3,281,904
Israel Corp. Ltd. (The)(a)	28,237	15,865,454
Israel Discount Bank Ltd., Class A	6,807,108	40,205,760
Isras Investment Co. Ltd.	8,099	1,974,035
Ituran Location and Control Ltd.	160,802	3,608,397
Kornit Digital Ltd.(a)(b)	251,017	16,692,631
M Yochananof & Sons Ltd.	1,811	108,160
Magic Software Enterprises Ltd.	136,008	2,341,178
Malam - Team Ltd.	3,259	93,346
Matrix IT Ltd.	179,000	4,510,756
Maytronics Ltd.	155,467	2,760,442
Mega Or Holdings Ltd.	97,402	3,708,837
Melisron Ltd.(a)	146,145	11,854,835
Menora Mivtachim Holdings Ltd.(a)(b)	22,034	550,021
Migdal Insurance & Financial Holdings Ltd.	3,456,017	5,831,170
Mivne Real Estate KD Ltd.	3,314,837	12,420,006
Mizrahi Tefahot Bank Ltd.	819,557	30,315,137
Nano Dimension Ltd., ADR(a)(b)	1,303,220	3,701,145
Nano-X Imaging Ltd.(a)(b)	185,578	1,705,462
Nayax Ltd.(a)	56,296	96,545
NEOGAMES SA(a)	44,653	583,615
Nice Ltd.(a)	341,025	70,909,036

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Israel (continued)
Nova Ltd.(a)	136,585	$13,097,778
Oil Refineries Ltd.(a)	13,437,053	5,980,426
One Software Technologies Ltd.	201,760	3,324,085
OPC Energy Ltd.(a)(b)	290,492	3,195,238
Partner Communications Co. Ltd.(a)(b)	785,336	6,229,750
Paz Oil Co. Ltd.(a)	68,323	10,588,979
Perion Network Ltd.(a)(b)	137,818	2,946,699
Phoenix Holdings Ltd. (The)	686,686	8,638,814
Plus500 Ltd.	535,018	10,418,360
Prashkovsky Investments and Construction Ltd.	7,247	284,470
Property & Building Corp. Ltd.(a)	6,788	941,474
Radware Ltd.(a)	322,498	9,323,417
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	75,431	5,718,495
Reit 1 Ltd.	879,525	5,705,806
Retailors Ltd.(b)	14,294	347,306
Riskified Ltd.(a)(b)	87,427	457,243
Sapiens International Corp. NV	138,729	3,242,369
Shapir Engineering and Industry Ltd.	700,109	6,550,355
Shikun & Binui Ltd.(a)	1,626,737	9,590,371
Shufersal Ltd.	1,480,331	12,454,913
Sisram Medical Ltd.(b)(c)	250,000	266,955
Strauss Group Ltd.	341,582	9,130,861
Summit Real Estate Holdings Ltd.(b)	93,775	2,203,023
Taboola.com Ltd.(a)	53,210	229,335
Tadiran Group Ltd.	17,560	2,844,159
Taro Pharmaceutical Industries Ltd.(a)	49,967	1,961,205
Teva Pharmaceutical Industries Ltd., ADR(a)(b)	5,774,677	50,297,437
Tower Semiconductor Ltd.(a)	589,172	28,333,380
Tremor International Ltd.(a)	554,229	3,325,194
UroGen Pharma Ltd.(a)(b)	39,269	277,239
Wix.com Ltd.(a)	306,322	23,115,058
YH Dimri Construction & Development Ltd.	3,430	307,986
ZIM Integrated Shipping Services Ltd.	213,962	11,902,706
		1,055,498,661
Italy — 2.1%
A2A SpA	8,089,980	13,822,195
ACEA SpA	330,232	5,664,755
Amplifon SpA	653,680	26,078,472
Anima Holding SpA(c)	1,990,608	9,699,710
Assicurazioni Generali SpA	5,852,583	110,807,411
Atlantia SpA(a)	2,609,921	62,261,081
Autogrill SpA(a)	1,166,424	8,661,745
Azimut Holding SpA	620,901	13,179,166
Banca Generali SpA	400,259	13,233,015
Banca IFIS SpA	163,881	2,975,964
Banca Mediolanum SpA	1,199,376	8,706,680
Banca Monte dei Paschi di Siena SpA(a)(b)	861,358	725,782
Banca Popolare di Sondrio SPA	2,776,124	11,025,211
Banco BPM SpA	7,419,411	23,376,312
BFF Bank SpA(c)	838,511	5,228,625
Biesse SpA(a)	30,659	478,305
BPER Banca	6,074,042	10,147,270
Brembo SpA	958,787	9,596,285
Brunello Cucinelli SpA(a)	195,883	10,025,998
Buzzi Unicem SpA	540,493	10,009,215
Carel Industries SpA(c)	104,016	2,502,798
CIR SpA-Compagnie Industriali(a)(b)	3,742,313	1,618,661
Credito Emiliano SpA	559,514	3,418,149
Danieli & C Officine Meccaniche SpA	101,144	2,153,274
Security	Shares	Value

Italy (continued)
De' Longhi SpA	383,098	$9,290,025
DiaSorin SpA	134,502	17,618,652
Digital Bros. SpA	14,780	375,432
Digital Value SpA(a)	2,773	238,875
doValue SpA(c)	113,442	964,572
El.En. SpA	141,948	1,978,413
Enav SpA(a)(c)	1,459,166	6,736,197
Enel SpA	42,900,877	278,979,799
Eni SpA	13,357,426	186,720,656
ERG SpA	364,198	12,548,713
Esprinet SpA	161,126	1,488,164
Falck Renewables SpA	721,798	6,727,508
Ferrari NV	666,226	140,277,044
Fincantieri SpA(a)(b)	1,379,060	841,188
FinecoBank Banca Fineco SpA	3,212,369	44,656,295
Gruppo MutuiOnline SpA	70,771	2,167,181
GVS SpA(b)(c)	365,335	3,042,938
Hera SpA	4,319,551	16,110,163
Illimity Bank SpA(a)	125,515	1,628,603
Infrastrutture Wireless Italiane SpA(c)	1,792,848	19,130,276
Interpump Group SpA	398,890	16,127,017
Intesa Sanpaolo SpA	87,232,557	177,755,228
Iren SpA	3,786,599	9,788,105
Italgas SpA	2,688,931	17,409,945
Juventus Football Club SpA(a)(b)	6,205,941	2,014,257
Leonardo SpA(a)	1,961,631	20,187,905
Maire Tecnimont SpA(b)	1,194,230	3,498,132
MARR SpA	248,804	4,029,225
Mediobanca Banca di Credito Finanziario SpA	3,305,076	33,126,278
Moncler SpA	1,102,165	57,415,848
Nexi SpA(a)(c)	2,794,998	27,413,117
OVS SpA(a)(c)	784,157	1,496,059
Pharmanutra SpA	2,650	179,416
Piaggio & C SpA	1,552,122	3,870,318
Pirelli & C SpA(c)	1,827,502	9,057,108
Poste Italiane SpA(c)	2,781,249	27,253,844
Prysmian SpA	1,330,431	43,272,144
RAI Way SpA(c)	211,601	1,244,093
Recordati Industria Chimica e Farmaceutica SpA	571,412	27,535,407
Reply SpA	141,870	20,885,692
Saipem SpA(a)(b)	3,195,119	3,616,081
Salcef SpA	33,390	631,663
Salvatore Ferragamo SpA(a)(b)	352,894	6,133,519
Sanlorenzo SpA/Ameglia	12,064	426,593
Saras SpA(a)	3,562,500	3,315,673
Seco SpA, NVS(a)(b)	62,439	382,974
Sesa SpA	23,229	3,358,169
Snam SpA	10,724,684	58,820,611
Societa Cattolica Di Assicurazione SPA(a)(b)	431,822	2,799,308
SOL SpA	5,013	88,093
Tamburi Investment Partners SpA	262,993	2,395,975
Technogym SpA(c)	680,793	5,138,576
Telecom Italia SpA/Milano	52,130,167	15,223,092
Tenaris SA	2,548,882	38,952,479
Terna - Rete Elettrica Nazionale	7,374,179	60,144,401
Tinexta SpA	65,289	1,633,362
Tod's SpA(a)(b)	63,067	2,492,723
UniCredit SpA	11,107,383	102,799,714
Unipol Gruppo SpA	2,386,421	13,012,245
Webuild SpA(b)	2,116,460	3,598,345

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Italy (continued)
Wiit SpA, NVS	13,644	$364,496
		1,945,804,003
Japan — 22.5%
77 Bank Ltd. (The)	452,200	5,607,061
ABC-Mart Inc.	166,500	6,904,745
Activia Properties Inc.	2,980	9,522,645
Adastria Co. Ltd.	142,600	2,363,308
ADEKA Corp.	587,800	11,272,940
Advance Residence Investment Corp.	6,625	18,199,287
Advantest Corp.	1,050,800	71,715,078
Aeon Co. Ltd.	3,467,000	65,891,212
Aeon Delight Co. Ltd.	110,300	2,357,543
AEON Financial Service Co. Ltd.	670,800	6,166,929
Aeon Hokkaido Corp.	7,900	63,339
Aeon Mall Co. Ltd.	546,400	6,648,354
AEON REIT Investment Corp.	9,218	10,583,314
AGC Inc.	1,019,900	38,235,449
Ai Holdings Corp.	189,100	2,482,550
Aica Kogyo Co. Ltd.	244,300	5,655,092
Aichi Steel Corp.	40,700	704,457
Aida Engineering Ltd.	452,800	3,354,564
Aiful Corp.	2,139,900	6,099,402
Ain Holdings Inc.	121,900	5,467,789
Air Water Inc.	940,000	12,476,524
Airtrip Corp.(b)	54,000	1,316,039
Aisin Corp.	762,800	22,159,764
Ajinomoto Co. Inc.	2,439,100	63,371,577
Alfresa Holdings Corp.	952,500	12,952,762
Alpen Co. Ltd.	42,700	647,249
Alps Alpine Co. Ltd.	1,068,376	9,457,924
Amada Co. Ltd.	1,789,700	13,896,953
Amano Corp.	435,300	8,380,038
ANA Holdings Inc.(a)	817,600	15,412,292
AnGes Inc.(a)(b)	865,700	2,430,195
Anicom Holdings Inc.	423,000	1,995,339
Anritsu Corp.	733,700	9,225,919
AOKI Holdings Inc.	159,600	751,174
Aozora Bank Ltd.	631,500	12,642,965
Arata Corp.	8,400	232,093
Arcland Sakamoto Co. Ltd.	95,900	1,147,929
Arcs Co. Ltd.	202,300	3,202,706
Argo Graphics Inc.	3,500	83,079
Ariake Japan Co. Ltd.	89,500	3,590,858
ARTERIA Networks Corp.	31,100	318,551
As One Corp.	139,300	7,395,849
Asahi Group Holdings Ltd.	2,414,800	91,020,603
Asahi Holdings Inc.	457,600	7,263,694
Asahi Intecc Co. Ltd.	1,131,200	21,859,224
Asahi Kasei Corp.	6,612,200	54,251,043
Asics Corp.	828,700	13,074,191
ASKUL Corp.	221,200	2,708,716
Astellas Pharma Inc.	9,855,300	150,053,989
Atom Corp.(a)(b)	780,000	4,444,731
Autobacs Seven Co. Ltd.	547,000	5,759,375
Avex Inc.	200,100	2,151,019
Awa Bank Ltd. (The)	170,700	2,817,468
Axial Retailing Inc.	19,600	513,303
Azbil Corp.	684,300	20,776,770
Bandai Namco Holdings Inc.	1,069,000	72,374,398
Bank of Kyoto Ltd. (The)	299,900	13,065,932
Security	Shares	Value

Japan (continued)
BASE Inc.(a)(b)	486,500	$1,322,964
BayCurrent Consulting Inc.	70,100	22,983,490
Belc Co. Ltd.	40,500	1,724,788
Bell System24 Holdings Inc.	63,000	728,567
Belluna Co. Ltd.	130,300	731,915
Benefit One Inc.	459,800	6,971,683
Benesse Holdings Inc.	436,000	7,628,641
BeNext-Yumeshin Group Co.	263,900	3,039,000
Bengo4.com Inc.(a)(b)	46,600	1,199,165
Bic Camera Inc.	654,100	5,520,857
BIPROGY Inc.	436,000	11,015,526
BML Inc.	133,000	3,422,833
Bridgestone Corp.	3,021,600	110,752,773
Broadleaf Co. Ltd.	760,400	2,148,569
Brother Industries Ltd.	1,259,400	21,887,846
Bunka Shutter Co. Ltd.	39,700	298,360
Bushiroad Inc.(a)(b)	69,500	818,817
Calbee Inc.	482,700	8,646,315
Canon Electronics Inc.	95,000	1,087,905
Canon Inc.	5,261,600	121,064,926
Canon Marketing Japan Inc.	226,100	4,919,902
Capcom Co. Ltd.	960,400	25,342,170
Casio Computer Co. Ltd.	986,500	10,229,853
Cawachi Ltd.	91,700	1,445,166
CellSource Co. Ltd.(a)(b)	35,800	1,035,847
Central Glass Co. Ltd.	184,700	3,401,067
Central Japan Railway Co	762,600	96,000,018
Change Inc.(b)	172,200	2,400,290
Chiba Bank Ltd/The	3,297,500	19,004,435
Chiyoda Corp.(a)(b)	770,100	2,546,220
Chofu Seisakusho Co. Ltd.	31,300	460,831
Chubu Electric Power Co. Inc.	3,380,500	34,126,368
Chudenko Corp.	14,400	231,461
Chugai Pharmaceutical Co. Ltd.	3,529,700	105,767,973
Chugoku Bank Ltd. (The)	937,400	6,893,224
Chugoku Electric Power Co. Inc. (The)	1,485,900	9,786,905
Chugoku Marine Paints Ltd.	19,900	145,930
Citizen Watch Co. Ltd.	1,738,900	6,562,794
CKD Corp.	379,000	4,907,940
Coca-Cola Bottlers Japan Holdings Inc.	640,650	7,181,974
COLOPL Inc.	444,000	2,188,305
Colowide Co. Ltd.	437,200	5,595,744
Comforia Residential REIT Inc.	4,859	12,107,767
COMSYS Holdings Corp.	612,400	12,714,762
Comture Corp.	79,900	1,725,788
Concordia Financial Group Ltd.	5,844,200	21,267,655
Cosmo Energy Holdings Co. Ltd.	409,100	10,163,833
Cosmos Pharmaceutical Corp.	99,000	9,126,564
CRE Logistics REIT Inc.	2,486	3,801,734
Create Restaurants Holdings Inc.(b)	648,100	4,053,135
Create SD Holdings Co. Ltd.	148,100	3,387,509
Credit Saison Co. Ltd.	776,700	8,748,320
Curves Holdings Co. Ltd.	104,400	611,943
CyberAgent Inc.	2,157,700	22,795,799
CYBERDYNE Inc.(a)(b)	594,200	1,481,032
Cybozu Inc.	113,100	1,117,673
Dai Nippon Printing Co. Ltd.	1,271,700	26,576,027
Daicel Corp.	1,357,500	8,298,383
Daido Steel Co. Ltd.	118,600	3,383,045
Daifuku Co. Ltd.	552,600	33,978,601

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Daihen Corp.	106,900	$3,058,128
Daiho Corp.	47,900	1,639,777
Dai-ichi Life Holdings Inc.	5,353,300	107,194,555
Daiichi Sankyo Co. Ltd.	9,261,900	233,204,405
Daiichikosho Co. Ltd.	185,900	5,070,447
Daiki Aluminium Industry Co. Ltd.	96,400	1,068,429
Daikin Industries Ltd.	1,314,900	200,939,838
Daikokutenbussan Co. Ltd.	11,100	408,514
Daio Paper Corp.	489,300	5,834,578
Daiseki Co. Ltd.	239,120	8,600,233
Daishi Hokuetsu Financial Group Inc.	181,500	3,510,638
Daito Trust Construction Co. Ltd.	344,900	33,217,946
Daiwa House Industry Co. Ltd.	2,996,900	72,046,009
Daiwa House REIT Investment Corp.	11,623	28,290,400
Daiwa Office Investment Corp.	1,532	8,673,049
Daiwa Securities Group Inc.	8,054,500	39,476,135
Daiwa Securities Living Investments Corp.	12,079	10,630,638
Daiwabo Holdings Co. Ltd.	530,000	6,858,067
DCM Holdings Co. Ltd.	739,300	6,104,211
Demae-Can Co. Ltd.(a)(b)	264,000	1,086,525
DeNA Co. Ltd.(a)	537,400	7,789,116
Denka Co. Ltd.	487,400	13,066,219
Denso Corp.	2,293,400	139,771,848
Dentsu Group Inc.	1,173,400	42,291,283
Descente Ltd.	167,300	3,212,869
Dexerials Corp.	271,300	5,948,889
DIC Corp.	496,300	9,463,808
Digital Arts Inc.	55,800	3,117,536
Digital Garage Inc.	194,300	6,430,290
Dip Corp.	180,500	5,884,810
Direct Marketing MiX Inc.	26,100	320,380
Disco Corp.	152,800	37,397,844
DMG Mori Co. Ltd.	695,200	8,725,018
Doshisha Co. Ltd.	83,500	983,569
Doutor Nichires Holdings Co. Ltd.	188,900	2,171,043
Dowa Holdings Co. Ltd.	262,300	11,158,406
DTS Corp.	222,700	4,886,339
Duskin Co. Ltd.	229,100	4,887,081
DyDo Group Holdings Inc.	19,600	759,901
Earth Corp.	75,400	3,186,551
East Japan Railway Co.	1,599,000	83,382,673
Ebara Corp.	548,500	25,191,150
EDION Corp.	559,100	5,031,329
eGuarantee Inc.	125,000	2,075,054
Eiken Chemical Co. Ltd.	89,000	1,178,741
Eisai Co. Ltd.	1,255,500	54,678,197
Eizo Corp.	100,300	2,614,448
Elan Corp.	90,100	703,540
Elecom Co. Ltd.	192,000	2,302,329
Electric Power Development Co. Ltd.	741,800	10,164,739
en Japan Inc.	158,000	3,712,355
ENEOS Holdings Inc.	16,264,150	57,227,239
eRex Co. Ltd.	144,300	2,184,207
ES-Con Japan Ltd.	28,100	164,688
ESPEC Corp.	2,500	33,191
Euglena Co. Ltd.(a)(b)	647,300	4,282,667
Exedy Corp.	154,900	1,844,568
EXEO Group Inc.	565,000	9,406,018
Ezaki Glico Co. Ltd.	214,400	6,146,544
Fancl Corp.	474,700	9,087,190
Security	Shares	Value

Japan (continued)
FANUC Corp.	1,003,500	$153,764,349
Fast Retailing Co. Ltd.	306,900	141,298,551
FCC Co. Ltd.	186,600	1,863,927
Ferrotec Holdings Corp.	218,200	4,001,212
Financial Products Group Co. Ltd.	193,900	1,186,613
Food & Life Companies Ltd.	597,500	14,179,047
FP Corp.	228,700	5,172,569
Freee KK(a)	178,800	5,158,968
Frontier Real Estate Investment Corp.	2,265	8,775,842
Fuji Co. Ltd./Ehime	181,900	3,127,162
Fuji Corp./Aichi	464,100	7,743,293
Fuji Electric Co. Ltd.	670,500	29,401,887
Fuji Kyuko Co. Ltd.	113,100	3,578,978
Fuji Media Holdings Inc.	208,600	1,801,641
Fuji Oil Holdings Inc.	257,300	3,651,560
Fuji Seal International Inc.	223,800	2,972,288
Fuji Soft Inc.	133,300	7,104,526
FUJIFILM Holdings Corp.	1,911,500	105,077,527
Fujikura Ltd.	1,440,100	6,812,387
Fujimi Inc.	110,900	4,835,184
Fujimori Kogyo Co. Ltd.	9,500	262,028
Fujitec Co. Ltd.	447,100	9,635,895
Fujitsu General Ltd.	432,600	7,689,067
Fujitsu Ltd.	1,036,700	156,696,334
Fujiya Co. Ltd.	73,900	1,365,680
Fukuoka Financial Group Inc.	865,180	15,807,950
Fukuoka REIT Corp.	5,248	6,563,475
Fukushima Galilei Co. Ltd.	3,400	98,474
Fukuyama Transporting Co. Ltd.	133,700	3,742,219
Fullcast Holdings Co. Ltd.	44,900	859,074
Funai Soken Holdings Inc.	144,600	2,424,971
Furukawa Co. Ltd.	180,500	1,762,118
Furukawa Electric Co. Ltd.	406,700	6,604,433
Fuso Chemical Co. Ltd.	68,800	2,025,027
Future Corp.	173,000	2,534,806
Fuyo General Lease Co. Ltd.	83,600	4,523,167
G-7 Holdings Inc.	51,500	646,729
Gakken Holdings Co. Ltd.	51,500	350,277
Genky DrugStores Co. Ltd.	17,100	479,735
Geo Holdings Corp.	30,900	299,632
giftee Inc.(a)(b)	75,700	596,170
Giken Ltd.	68,400	1,876,912
Global One Real Estate Investment Corp.	6,774	5,806,639
GLOBERIDE Inc.	59,800	1,206,643
Glory Ltd.	232,500	3,739,755
GLP J-Reit	22,291	30,078,908
GMO Financial Gate Inc.	7,000	686,610
GMO Financial Holdings Inc.	76,800	476,394
GMO GlobalSign Holdings KK(b)	24,000	1,011,800
GMO internet Inc.	473,800	9,468,976
GMO Payment Gateway Inc.	222,000	18,625,773
GNI Group Ltd.(a)(b)	225,700	1,980,078
Goldcrest Co. Ltd.	79,000	1,027,478
Goldwin Inc.	113,200	5,677,832
Gree Inc.(b)	760,800	5,796,746
GS Yuasa Corp.	441,500	7,655,766
GungHo Online Entertainment Inc.(b)	242,930	4,956,343
Gunma Bank Ltd. (The)	2,432,000	6,990,892
Gunze Ltd.	78,800	2,268,501
H.U. Group Holdings Inc.	246,100	5,483,716

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
H2O Retailing Corp.	615,200	$4,024,196
Hachijuni Bank Ltd. (The)	2,419,800	7,979,868
Hakuhodo DY Holdings Inc.	1,265,100	14,930,164
Hamamatsu Photonics KK	746,700	33,409,726
Hankyu Hanshin Holdings Inc.	1,202,600	31,738,537
Hankyu Hanshin REIT Inc.	4,670	5,307,059
Hanwa Co. Ltd.	173,400	4,238,515
Harmonic Drive Systems Inc.	231,600	5,857,480
Haseko Corp.	1,389,400	15,223,696
Hazama Ando Corp.	1,130,500	7,854,549
HEALIOS K.K(a)(b)	60,500	344,079
Heiwa Corp.	417,300	6,274,354
Heiwa Real Estate Co. Ltd.	175,400	5,533,044
Heiwa Real Estate REIT Inc.	5,871	6,725,312
Heiwado Co. Ltd.	181,400	2,736,623
Hennge KK(a)(b)	78,600	616,724
Hiday Hidaka Corp.	22,600	323,386
Hikari Tsushin Inc.	110,900	12,985,637
Hino Motors Ltd.	1,510,900	7,799,252
Hioki E.E. Corp.	31,600	1,895,498
Hirata Corp.	48,700	1,789,446
Hirogin Holdings Inc.	1,849,900	9,114,756
Hirose Electric Co. Ltd.	148,745	18,871,862
HIS Co. Ltd.(a)(b)	197,400	3,365,693
Hisamitsu Pharmaceutical Co. Inc.	251,600	6,893,014
Hitachi Construction Machinery Co. Ltd.	575,700	13,034,623
Hitachi Ltd.	5,120,600	242,851,875
Hitachi Metals Ltd.(a)	1,180,100	18,415,088
Hitachi Transport System Ltd.	210,900	13,843,374
Hitachi Zosen Corp.	1,055,400	5,695,185
Hogy Medical Co. Ltd.	127,600	3,186,554
Hokkaido Electric Power Co. Inc.	1,026,600	3,810,835
Hokkoku Financial Holdings Inc.	98,900	2,853,017
Hokuetsu Corp.	859,000	4,400,678
Hokuhoku Financial Group Inc.	798,100	5,400,638
Hokuriku Electric Power Co.	906,800	3,597,241
Hokuto Corp.	125,500	1,971,215
Honda Motor Co. Ltd.	8,600,800	226,231,578
Horiba Ltd.	161,700	7,867,243
Hoshino Resorts REIT Inc.	1,618	8,346,685
Hoshizaki Corp.	255,900	16,209,302
Hosiden Corp.	409,800	3,907,901
Hosokawa Micron Corp.	1,800	34,124
House Foods Group Inc.	419,500	9,818,118
Hoya Corp.	1,959,500	194,464,892
Hulic Co. Ltd.	2,035,500	17,186,528
Hulic Reit Inc.	7,712	9,580,123
Hyakugo Bank Ltd. (The)	1,347,400	3,565,955
Ibiden Co. Ltd.	579,800	21,668,208
Ichibanya Co. Ltd.	88,300	3,280,927
Ichigo Inc.	1,783,400	3,999,315
Ichigo Office REIT Investment Corp.	8,830	5,668,097
Idec Corp./Japan	151,300	2,670,613
Idemitsu Kosan Co. Ltd.	1,108,828	29,223,222
IDOM Inc.	252,500	1,265,199
IHI Corp.	700,500	15,883,673
Iida Group Holdings Co. Ltd.	762,100	12,120,919
Iino Kaiun Kaisha Ltd.	744,300	4,213,984
Inaba Denki Sangyo Co. Ltd.	226,200	4,436,330
Inabata & Co. Ltd.	186,300	3,048,554
Security	Shares	Value

Japan (continued)
Inageya Co. Ltd.	105,000	$1,089,402
Industrial & Infrastructure Fund Investment Corp.	9,561	13,718,932
Infocom Corp.	103,000	1,755,707
Infomart Corp.	1,210,600	6,029,214
Information Services International-Dentsu Ltd.	93,300	2,679,408
INFRONEER Holdings Inc.	1,330,456	9,691,107
Inpex Corp.	5,495,800	65,389,937
Insource Co. Ltd.	82,200	1,399,979
Internet Initiative Japan Inc.	270,900	8,455,132
Invincible Investment Corp.	36,775	11,991,476
IR Japan Holdings Ltd.	45,300	1,434,614
Iriso Electronics Co. Ltd.	103,900	2,427,838
Isetan Mitsukoshi Holdings Ltd.	1,793,900	13,313,562
Isuzu Motors Ltd.	3,032,600	35,377,643
Ito En Ltd.	261,500	10,746,477
Itochu Advance Logistics Investment Corp.	1,902	2,349,600
ITOCHU Corp.	6,290,500	189,853,421
Itochu Enex Co. Ltd.	221,400	1,833,024
Itochu Techno-Solutions Corp.	565,200	13,234,604
Itoham Yonekyu Holdings Inc.	903,500	4,547,356
Iwatani Corp.	226,000	8,991,811
Iyo Bank Ltd. (The)	1,504,800	7,296,618
Izumi Co. Ltd.	154,100	3,349,153
J Front Retailing Co. Ltd.	1,288,100	9,652,539
JAC Recruitment Co. Ltd.	20,300	285,714
Jaccs Co. Ltd.	129,300	3,269,719
JAFCO Group Co. Ltd.	468,300	5,645,898
Japan Airlines Co. Ltd.(a)	743,800	12,279,744
Japan Airport Terminal Co. Ltd.(a)	320,400	13,276,257
Japan Aviation Electronics Industry Ltd.	228,800	3,199,334
Japan Display Inc.(a)	3,134,600	1,612,928
Japan Elevator Service Holdings Co. Ltd.	272,700	3,563,879
Japan Excellent Inc.	7,764	7,617,907
Japan Exchange Group Inc.	2,689,100	40,041,795
Japan Hotel REIT Investment Corp.	25,705	13,055,219
Japan Lifeline Co. Ltd.	440,900	3,675,034
Japan Logistics Fund Inc.	5,509	13,444,743
Japan Material Co. Ltd.	254,100	3,838,999
Japan Medical Dynamic Marketing Inc.	5,000	60,912
Japan Metropolitan Fund Invest	38,842	30,872,730
Japan Petroleum Exploration Co. Ltd.	183,600	3,659,879
Japan Post Bank Co. Ltd.	2,170,000	16,371,104
Japan Post Holdings Co. Ltd.	12,930,600	90,667,465
Japan Post Insurance Co. Ltd.	1,118,600	18,087,527
Japan Prime Realty Investment Corp.	4,836	14,671,251
Japan Real Estate Investment Corp.	6,613	32,005,970
Japan Securities Finance Co. Ltd.	849,200	6,134,037
Japan Steel Works Ltd. (The)	408,900	11,508,318
Japan Tobacco Inc.	6,350,500	108,033,334
Japan Wool Textile Co. Ltd. (The)	49,100	367,008
JCR Pharmaceuticals Co. Ltd.	318,700	5,922,986
JCU Corp.	77,700	1,979,033
Jeol Ltd.	205,800	9,242,180
JFE Holdings Inc.	2,577,100	31,514,694
JGC Holdings Corp.	1,160,200	13,129,045
JIG-SAW Inc.(a)	19,600	816,397
JINS Holdings Inc.	71,000	2,340,043
JM Holdings Co. Ltd.	17,200	215,239
JMDC Inc.(a)	138,000	6,654,831
J-Oil Mills Inc.	71,200	870,379

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Joshin Denki Co. Ltd.	24,300	$374,763
Joyful Honda Co. Ltd.	256,200	3,072,644
JSP Corp.	58,100	671,479
JSR Corp.	1,076,300	29,227,039
JTEKT Corp.	1,146,300	7,991,909
JTOWER Inc.(a)(b)	54,000	2,537,651
Juroku Financial Group Inc.	128,600	2,160,124
Justsystems Corp.	158,700	6,897,637
Kadokawa Corp.	578,200	14,494,297
Kaga Electronics Co. Ltd.	15,500	365,210
Kagome Co. Ltd.	526,900	13,186,220
Kajima Corp.	2,296,200	25,589,956
Kakaku.com Inc.	730,500	15,297,991
Kaken Pharmaceutical Co. Ltd.	168,500	5,105,908
Kameda Seika Co. Ltd.	22,700	738,850
Kamigumi Co. Ltd.	626,400	10,635,581
Kanamoto Co. Ltd.	150,100	2,243,004
Kandenko Co. Ltd.	614,900	3,899,448
Kaneka Corp.	228,800	6,122,127
Kanematsu Corp.	548,800	5,671,915
Kanematsu Electronics Ltd.	7,500	224,105
Kansai Electric Power Co Inc/The	3,696,200	32,400,875
Kansai Paint Co. Ltd.	906,600	12,485,624
Kanto Denka Kogyo Co. Ltd.	473,900	3,575,196
Kao Corp.	2,513,700	100,745,247
Kappa Create Co. Ltd.(a)(b)	138,300	1,426,596
Katakura Industries Co. Ltd.	50,100	972,683
Katitas Co. Ltd.	235,600	5,495,805
Kato Sangyo Co. Ltd.	107,100	2,779,045
Kawasaki Heavy Industries Ltd.	725,800	12,906,753
Kawasaki Kisen Kaisha Ltd.	248,700	13,002,549
KDDI Corp.	8,519,300	282,113,979
KeePer Technical Laboratory Co. Ltd.	57,200	1,155,216
Keihan Holdings Co. Ltd.	512,600	10,933,641
Keihanshin Building Co. Ltd.	82,600	859,644
Keikyu Corp.	1,159,000	11,674,028
Keio Corp.	565,200	21,676,864
Keisei Electric Railway Co. Ltd.	719,500	17,641,748
Keiyo Bank Ltd. (The)	596,200	2,272,032
Keiyo Co. Ltd.	19,200	135,509
Kenedix Office Investment Corp.	1,884	9,847,114
Kenedix Residential Next Investment Corp.	6,202	9,976,802
Kenedix Retail REIT Corp.	4,680	9,852,515
Kewpie Corp.	555,400	9,353,905
Keyence Corp.	1,029,000	413,662,240
KFC Holdings Japan Ltd.	64,900	1,422,096
KH Neochem Co. Ltd.	170,000	3,215,928
Kikkoman Corp.	767,800	43,151,227
Kinden Corp.	771,000	9,135,985
Kintetsu Group Holdings Co. Ltd.	908,100	26,036,357
Kintetsu World Express Inc.	182,300	4,342,841
Kirin Holdings Co. Ltd.	4,353,300	63,461,209
Kisoji Co. Ltd.	134,700	2,143,226
Kissei Pharmaceutical Co. Ltd.	149,900	2,966,250
Ki-Star Real Estate Co. Ltd.	47,700	1,967,550
Kitanotatsujin Corp.	203,200	267,396
Kitz Corp.	497,000	2,526,409
Kiyo Bank Ltd. (The)	406,700	4,461,000
Koa Corp.	171,400	1,997,734
Kobayashi Pharmaceutical Co. Ltd.	260,000	17,730,606
Security	Shares	Value

Japan (continued)
Kobe Bussan Co. Ltd.(b)	725,800	$17,694,498
Kobe Steel Ltd.	1,782,500	7,727,748
Koei Tecmo Holdings Co. Ltd.	407,666	12,501,082
Kohnan Shoji Co. Ltd.	156,900	4,543,860
Koito Manufacturing Co. Ltd.	571,900	20,985,599
Kokuyo Co. Ltd.	580,100	7,555,321
Komatsu Ltd.	4,613,000	103,822,377
KOMEDA Holdings Co. Ltd.	223,500	3,850,224
Komeri Co. Ltd.	145,500	3,073,418
Konami Holdings Corp.	521,700	32,081,095
Konica Minolta Inc.	2,453,600	8,539,308
Konishi Co. Ltd.	96,500	1,132,845
Kose Corp.	168,800	17,329,175
Koshidaka Holdings Co. Ltd.	103,400	617,076
Kotobuki Spirits Co. Ltd.	108,700	5,721,652
K's Holdings Corp.	952,000	9,427,765
Kubota Corp.	5,412,500	91,951,114
Kumagai Gumi Co. Ltd.	172,000	3,589,444
Kumiai Chemical Industry Co. Ltd.	593,527	4,015,305
Kura Sushi Inc.(b)	100,900	2,498,644
Kuraray Co. Ltd.	1,521,700	12,170,152
Kureha Corp.	91,000	6,836,880
Kurita Water Industries Ltd.	571,800	19,507,706
Kusuri no Aoki Holdings Co. Ltd.	78,500	3,477,874
KYB Corp.	100,100	2,265,761
Kyocera Corp.	1,693,800	88,936,245
Kyoei Steel Ltd.	98,600	1,011,632
Kyokuto Kaihatsu Kogyo Co. Ltd.	131,000	1,320,720
KYORIN Holdings Inc.	420,600	6,116,524
Kyoritsu Maintenance Co. Ltd.	152,100	5,538,765
Kyowa Kirin Co. Ltd.	1,437,100	30,289,432
Kyudenko Corp.	201,300	4,565,054
Kyushu Electric Power Co. Inc.	2,101,600	13,190,472
Kyushu Financial Group Inc.	2,121,400	6,510,257
Kyushu Railway Co.	683,100	13,389,270
LaSalle Logiport REIT	9,930	13,434,318
Lasertec Corp.	412,600	55,123,911
Lawson Inc.	265,400	9,761,460
Leopalace21 Corp.(a)	957,000	1,439,520
Life Corp.	71,400	1,628,768
LIFENET INSURANCE CO.(a)	277,400	1,122,961
Link And Motivation Inc.	105,500	371,181
Lintec Corp.	234,200	4,362,587
Lion Corp.	1,175,400	12,110,656
LITALICO Inc.	69,300	1,429,591
Lixil Corp.	1,354,000	23,814,574
M&A Capital Partners Co. Ltd.(a)	71,200	2,211,526
M3 Inc.	2,330,900	74,434,814
Mabuchi Motor Co. Ltd.	227,900	6,086,864
Macnica Fuji Electronics Holdings Inc.	236,000	4,892,959
Maeda Kosen Co. Ltd.	19,700	450,408
Makino Milling Machine Co. Ltd.	125,600	3,870,158
Makita Corp.	1,195,700	35,341,115
Makuake Inc.(a)(b)	27,000	352,404
Mandom Corp.	215,800	2,145,640
Mani Inc.	475,400	5,429,078
Marubeni Corp.	8,307,000	90,676,009
Maruha Nichiro Corp.	223,300	4,109,624
Marui Group Co. Ltd.	910,000	15,667,904
Maruichi Steel Tube Ltd.	263,600	5,625,843

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Maruwa Co. Ltd./Aichi	50,500	$5,888,096
Maruwa Unyu Kikan Co. Ltd.	174,800	2,040,792
Matsuda Sangyo Co. Ltd.	25,500	447,770
Matsui Securities Co. Ltd.	800,000	4,947,855
MatsukiyoCocokara & Co.	593,150	19,606,771
Matsuya Co. Ltd.(a)	184,900	1,014,258
Maxell Ltd.	426,700	3,804,764
Mazda Motor Corp.	3,009,200	21,367,585
McDonald's Holdings Co. Japan Ltd.	448,800	17,805,170
MCJ Co. Ltd.	244,800	1,601,179
Mebuki Financial Group Inc.	5,773,510	11,624,919
Media Do Co. Ltd.	28,900	381,393
Medical Data Vision Co. Ltd.	127,300	952,494
Medipal Holdings Corp.	876,300	14,431,255
Medley Inc.(a)(b)	123,700	2,284,718
MedPeer Inc.(a)(b)	70,000	1,602,323
Megachips Corp.(a)	92,600	2,372,316
Megmilk Snow Brand Co. Ltd.	237,400	3,538,646
Meidensha Corp.	189,100	3,424,447
MEIJI Holdings Co. Ltd.	645,300	32,166,201
Meiko Electronics Co. Ltd.	86,200	2,279,623
Meitec Corp.	139,600	7,409,955
Melco Holdings Inc.	39,400	1,202,778
Menicon Co. Ltd.	296,600	6,335,199
Mercari Inc.(a)(b)	575,400	9,429,297
METAWATER Co. Ltd.	36,100	596,847
Micronics Japan Co. Ltd.	185,400	2,169,767
Midac Holdings Co. Ltd.	22,000	354,714
Milbon Co. Ltd.	132,300	5,539,520
Mimasu Semiconductor Industry Co. Ltd.	22,400	401,322
MINEBEA MITSUMI Inc.	1,988,359	38,148,967
Mirai Corp.	5,304	2,060,252
Mirait Holdings Corp.	575,500	8,064,840
MISUMI Group Inc.	1,500,500	37,624,008
Mitani Sekisan Co. Ltd.	13,900	553,980
Mitsubishi Chemical Holdings Corp.	6,805,200	41,495,659
Mitsubishi Corp.	6,660,900	223,643,177
Mitsubishi Electric Corp.	9,658,700	101,168,018
Mitsubishi Estate Co. Ltd.	6,251,900	91,068,741
Mitsubishi Estate Logistics REIT Investment Corp.	1,953	7,006,821
Mitsubishi Gas Chemical Co. Inc.	838,100	12,238,743
Mitsubishi HC Capital Inc.	3,898,670	17,541,955
Mitsubishi Heavy Industries Ltd.	1,685,500	57,627,441
Mitsubishi Logisnext Co. Ltd.	26,300	154,317
Mitsubishi Logistics Corp.	421,200	9,707,621
Mitsubishi Materials Corp.	553,900	8,664,788
Mitsubishi Motors Corp.(a)	3,632,300	9,084,415
Mitsubishi Pencil Co. Ltd.	172,600	1,675,599
Mitsubishi Research Institute Inc.	9,300	279,999
Mitsubishi Shokuhin Co. Ltd.	41,500	1,028,615
Mitsubishi UFJ Financial Group Inc.	63,260,700	367,758,051
Mitsui & Co. Ltd.	8,223,300	199,133,684
Mitsui Chemicals Inc.	974,100	22,256,125
Mitsui DM Sugar Holdings Co. Ltd.	110,800	1,647,890
Mitsui Fudosan Co. Ltd.	4,849,600	102,781,146
Mitsui Fudosan Logistics Park Inc.	2,599	11,143,010
Mitsui High-Tec Inc.(b)	103,800	8,966,822
Mitsui Mining & Smelting Co. Ltd.	276,800	6,999,066
Mitsui OSK Lines Ltd.	1,806,200	42,285,141
Mitsui-Soko Holdings Co. Ltd.	114,900	2,136,035
Security	Shares	Value

Japan (continued)
Miura Co. Ltd.	510,600	$10,665,250
Mixi Inc.	223,700	3,848,196
Mizuho Financial Group Inc.	12,727,470	154,545,930
Mizuho Leasing Co. Ltd.	140,800	3,263,842
Mochida Pharmaceutical Co. Ltd.	149,600	4,261,236
Modec Inc.	106,200	995,747
Monex Group Inc.	902,300	4,115,163
Money Forward Inc.(a)(b)	227,400	7,731,972
Monogatari Corp. (The)	40,300	1,680,514
MonotaRO Co. Ltd.	1,370,200	23,537,355
Mori Hills REIT Investment Corp.	8,656	9,817,098
Mori Trust Hotel Reit Inc.	119	118,074
Mori Trust Sogo REIT Inc.	6,123	6,667,139
Morinaga & Co. Ltd./Japan	206,400	6,400,193
Morinaga Milk Industry Co. Ltd.	187,500	7,550,951
Morita Holdings Corp.	90,400	867,618
MOS Food Services Inc.	142,200	3,258,384
MS&AD Insurance Group Holdings Inc.	2,337,300	69,575,023
Murata Manufacturing Co. Ltd.	3,033,200	180,801,405
Musashi Seimitsu Industry Co. Ltd.	250,900	2,549,784
Musashino Bank Ltd. (The)	114,400	1,564,793
Nabtesco Corp.	594,600	13,561,393
Nachi-Fujikoshi Corp.	94,500	2,748,397
Nafco Co. Ltd.	59,700	771,613
Nagaileben Co. Ltd.	55,300	823,395
Nagase & Co. Ltd.	632,800	9,068,041
Nagawa Co. Ltd.	14,400	1,014,994
Nagoya Railroad Co. Ltd.	937,900	15,063,747
Nakanishi Inc.	442,800	7,237,564
Nankai Electric Railway Co. Ltd.	557,500	9,952,953
Nanto Bank Ltd. (The)	139,600	2,184,110
NEC Corp.	1,292,800	50,155,299
NEC Networks & System Integration Corp.	561,900	7,978,549
NET One Systems Co. Ltd.	499,600	11,921,855
Nexon Co. Ltd.	2,616,600	59,582,851
Nextage Co. Ltd.	219,400	3,353,188
NGK Insulators Ltd.	1,313,300	17,666,013
NGK Spark Plug Co. Ltd.	795,100	12,200,984
NH Foods Ltd.	453,000	14,305,933
NHK Spring Co. Ltd.	1,216,400	7,856,642
Nichias Corp.	427,600	7,679,454
Nichicon Corp.	439,000	3,975,096
Nichiha Corp.	127,000	2,296,113
Nichi-Iko Pharmaceutical Co. Ltd.(a)	447,300	2,689,625
Nichirei Corp.	567,600	10,421,411
Nidec Corp.	2,356,300	152,332,588
Nifco Inc./Japan	497,800	10,510,466
Nihon Kohden Corp.	491,100	11,789,396
Nihon M&A Center Holdings Inc.	1,622,000	19,972,999
Nihon Parkerizing Co. Ltd.	599,300	4,238,936
Nikkiso Co. Ltd.	268,100	1,671,004
Nikkon Holdings Co. Ltd.	255,100	3,863,755
Nikon Corp.	1,543,300	17,341,783
Nintendo Co. Ltd.	585,900	267,399,317
Nippn Corp., New	275,800	3,587,188
Nippon Accommodations Fund Inc.	2,066	10,172,791
Nippon Building Fund Inc.	7,816	40,575,229
Nippon Carbon Co. Ltd.	8,900	285,927
Nippon Ceramic Co. Ltd.	27,700	505,721
Nippon Densetsu Kogyo Co. Ltd.	77,600	964,773

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Nippon Electric Glass Co. Ltd.	482,800	$9,718,972
Nippon Express Holdings Inc.	419,600	24,601,464
Nippon Gas Co. Ltd.	588,500	8,351,020
Nippon Kanzai Co. Ltd.	21,200	455,543
Nippon Kayaku Co. Ltd.	858,400	7,481,234
Nippon Light Metal Holdings Co. Ltd.	411,360	5,270,534
Nippon Paint Holdings Co. Ltd.	4,399,100	34,846,728
Nippon Paper Industries Co. Ltd.	522,600	4,150,937
Nippon Parking Development Co. Ltd.	192,000	227,112
Nippon Prologis REIT Inc.	11,804	32,670,730
NIPPON REIT Investment Corp.	2,403	6,887,946
Nippon Road Co. Ltd. (The)	27,700	1,544,155
Nippon Sanso Holdings Corp.	760,100	13,678,368
Nippon Seiki Co. Ltd.	116,100	840,455
Nippon Sheet Glass Co. Ltd.(a)	642,900	1,944,306
Nippon Shinyaku Co. Ltd.	228,300	15,440,792
Nippon Shokubai Co. Ltd.	122,000	4,908,222
Nippon Signal Company Ltd.	272,300	1,890,321
Nippon Soda Co. Ltd.	116,700	3,086,332
Nippon Steel Corp.	4,477,608	71,098,051
Nippon Steel Trading Corp.	67,472	2,745,941
Nippon Suisan Kaisha Ltd.	1,871,600	8,263,699
Nippon Telegraph & Telephone Corp.	6,305,000	185,804,183
Nippon Television Holdings Inc.	205,700	1,974,352
Nippon Yusen KK	852,800	61,524,395
Nipro Corp.	777,700	6,127,984
Nishimatsu Construction Co. Ltd.	166,600	4,904,928
Nishimatsuya Chain Co. Ltd.	380,600	4,671,175
Nishi-Nippon Financial Holdings Inc.	870,100	5,229,622
Nishi-Nippon Railroad Co. Ltd.	430,400	8,610,067
Nishio Rent All Co. Ltd.	23,600	509,359
Nissan Chemical Corp.	657,800	34,746,700
Nissan Motor Co. Ltd.(a)	12,184,800	48,782,407
Nissan Shatai Co. Ltd.	241,100	1,051,470
Nissei ASB Machine Co. Ltd.	5,400	123,135
Nissha Co. Ltd.	228,500	2,411,680
Nisshin Oillio Group Ltd. (The)	135,400	3,064,273
Nisshin Seifun Group Inc.	1,125,800	15,007,835
Nisshinbo Holdings Inc.	851,100	6,367,979
Nissin Electric Co. Ltd.	432,100	4,607,357
Nissin Foods Holdings Co. Ltd.	335,400	23,331,289
Nitori Holdings Co. Ltd.	446,900	45,976,760
Nitta Corp.	108,500	2,303,530
Nittetsu Mining Co. Ltd.	4,900	243,895
Nitto Boseki Co. Ltd.	116,300	2,255,205
Nitto Denko Corp.	747,900	50,199,729
Nitto Kogyo Corp.	112,400	1,323,420
Nittoku Co. Ltd.	33,400	498,673
Noevir Holdings Co. Ltd.	90,300	3,540,579
NOF Corp.	445,200	16,710,345
Nohmi Bosai Ltd.	8,000	117,818
Nojima Corp.	135,400	2,723,224
NOK Corp.	556,500	4,734,852
Nomura Co. Ltd.	556,000	3,823,316
Nomura Holdings Inc.	16,256,700	62,595,655
Nomura Real Estate Holdings Inc.	633,600	15,438,134
Nomura Real Estate Master Fund Inc.	22,458	28,196,894
Nomura Research Institute Ltd.	1,759,240	49,745,005
Noritake Co. Ltd./Nagoya Japan	59,200	1,879,998
Noritsu Koki Co. Ltd.	53,200	882,193
Security	Shares	Value

Japan (continued)
Noritz Corp.	106,900	$1,237,962
North Pacific Bank Ltd.	2,256,200	4,278,092
NS Solutions Corp.	171,500	5,116,431
NS United Kaiun Kaisha Ltd.	49,100	1,349,409
NSD Co. Ltd.	554,400	9,841,350
NSK Ltd.	1,905,500	10,544,526
NTN Corp.(a)	2,468,400	3,942,868
NTT Data Corp.	3,429,500	63,232,819
NTT UD REIT Investment Corp.	8,453	9,763,990
Obara Group Inc.	68,900	1,541,976
Obayashi Corp.	3,463,500	23,818,966
OBIC Business Consultants Co. Ltd.	150,300	5,402,056
Obic Co. Ltd.	394,900	58,342,229
Odakyu Electric Railway Co. Ltd.	1,508,300	22,840,262
Ogaki Kyoritsu Bank Ltd. (The)	189,900	2,783,221
Ohsho Food Service Corp.	71,600	3,362,017
Oiles Corp.	104,200	1,197,215
Oisix ra daichi Inc.(a)	127,800	2,626,275
Oji Holdings Corp.	4,262,700	20,192,424
Okamoto Industries Inc.	50,300	1,480,999
Okamura Corp.	466,000	4,282,517
Okasan Securities Group Inc.	1,115,700	2,987,133
Oki Electric Industry Co. Ltd.	573,900	3,717,592
Okinawa Cellular Telephone Co.	57,500	2,212,675
Okinawa Electric Power Co. Inc. (The)	210,616	2,096,555
Okinawa Financial Group Inc.	64,900	1,111,024
OKUMA Corp.	126,900	4,535,586
Okumura Corp.	186,200	4,395,593
Olympus Corp.	5,910,700	104,034,932
Omron Corp.	982,300	57,910,581
One REIT Inc.	463	982,845
Ono Pharmaceutical Co. Ltd.	1,976,100	50,767,077
Onward Holdings Co. Ltd.	745,000	1,391,382
Open Door Inc.(a)(b)	53,100	767,172
Open House Group Co. Ltd.	438,000	16,948,259
Optex Group Co. Ltd.	89,200	1,173,547
Optim Corp.(a)	56,400	373,555
Optorun Co. Ltd.	112,500	1,669,492
Oracle Corp. Japan	203,600	13,083,610
Organo Corp.	18,000	1,235,077
Orient Corp.	5,330,500	5,116,690
Oriental Land Co. Ltd./Japan	1,054,500	159,514,323
ORIX Corp.	6,464,000	117,896,640
Orix JREIT Inc.	14,392	19,453,964
Oro Co. Ltd.	3,200	49,911
Osaka Gas Co. Ltd.	1,960,300	35,331,281
Osaka Organic Chemical Industry Ltd.	71,100	1,533,231
OSG Corp.	513,400	6,449,579
Otsuka Corp.	623,000	20,417,026
Otsuka Holdings Co. Ltd.	2,047,200	68,790,858
Outsourcing Inc.	670,800	6,652,662
Pack Corp. (The)	57,100	1,045,044
PAL GROUP Holdings Co. Ltd.	130,200	1,453,046
Paltac Corp.	145,800	5,314,118
Pan Pacific International Holdings Corp.	2,184,900	33,458,144
Panasonic Holdings Corp.	11,686,200	104,161,373
Paramount Bed Holdings Co. Ltd.	199,800	3,327,658
Park24 Co. Ltd.(a)	679,700	9,679,272
Pasona Group Inc.	71,600	1,135,272
Penta-Ocean Construction Co. Ltd.	1,615,800	7,906,085

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
PeptiDream Inc.(a)	547,900	$8,837,004
Persol Holdings Co. Ltd.	918,600	18,224,682
Pharma Foods International Co. Ltd.(b)	122,400	1,604,845
Pigeon Corp.	602,300	10,272,239
Pilot Corp.	137,200	5,574,287
Piolax Inc.	125,400	1,462,978
PKSHA Technology Inc.(a)	74,900	1,067,927
Plaid Inc.(a)(b)	79,400	711,195
Plenus Co. Ltd.	113,700	1,670,131
Plus Alpha Consulting Co. Ltd.(b)	29,800	527,894
Pola Orbis Holdings Inc.	516,300	5,952,484
Premier Anti-Aging Co. Ltd.(a)(b)	22,700	652,799
Pressance Corp.	50,400	605,039
Prestige International Inc.	270,600	1,300,375
Prima Meat Packers Ltd.	164,800	2,702,413
Qol Holdings Co. Ltd.	7,900	66,496
Raito Kogyo Co. Ltd.	219,500	3,277,277
Raiznext Corp.	175,400	1,454,230
Raksul Inc.(a)(b)	123,200	2,545,650
Rakus Co. Ltd.	434,900	5,330,023
Rakuten Group Inc.	4,668,000	32,815,488
Recruit Holdings Co. Ltd.	7,158,900	259,736,283
Relia Inc.	241,300	1,983,647
Relo Group Inc.	619,400	8,847,868
Renesas Electronics Corp.(a)	6,668,000	71,200,649
Rengo Co. Ltd.	944,900	5,594,331
RENOVA Inc.(a)(b)	187,600	2,311,394
Resona Holdings Inc.	11,322,138	49,233,483
Resorttrust Inc.	545,700	9,180,602
Ricoh Co. Ltd.	3,621,700	26,445,315
Ricoh Leasing Co. Ltd.	65,300	1,710,412
Riken Keiki Co. Ltd.	6,900	217,186
Ringer Hut Co. Ltd.	157,900	2,731,303
Rinnai Corp.	185,300	11,844,264
Riso Kagaku Corp.	62,600	1,175,431
Riso Kyoiku Co. Ltd.	274,100	813,814
Rohm Co. Ltd.	486,600	33,994,292
Rohto Pharmaceutical Co. Ltd.	570,700	15,240,285
Roland Corp.	58,500	2,018,829
Rorze Corp.	52,000	4,542,667
Round One Corp.	428,800	4,772,656
Royal Holdings Co. Ltd.(b)	158,500	2,538,441
RS Technologies Co. Ltd.	21,300	980,801
Ryohin Keikaku Co. Ltd.	1,341,700	12,058,027
Ryosan Co. Ltd.	89,700	1,595,787
Ryoyo Electro Corp.	132,100	2,072,711
S Foods Inc.	38,000	884,063
Saibu Gas Holdings Co. Ltd.	99,400	1,631,445
Saizeriya Co. Ltd.	161,400	2,960,035
Sakai Moving Service Co. Ltd.	20,300	692,710
Sakata INX Corp.	24,800	187,546
Sakata Seed Corp.	190,900	6,427,929
SAMTY Co. Ltd.	125,500	2,026,980
Samty Residential Investment Corp.	261	263,757
San-A Co. Ltd.	98,700	3,098,426
San-Ai Obbli Co. Ltd.	21,200	155,630
SanBio Co. Ltd.(a)(b)	155,600	1,323,538
Sangetsu Corp.	254,000	3,042,933
San-in Godo Bank Ltd. (The)	850,200	4,221,043
Sanken Electric Co. Ltd.	129,500	4,782,609
Security	Shares	Value

Japan (continued)
Sanki Engineering Co. Ltd.	15,700	$177,843
Sankyo Co. Ltd.	212,200	6,106,053
Sankyu Inc.	214,900	6,552,090
Sanrio Co. Ltd.	271,000	5,684,484
Sansan Inc.(a)(b)	331,200	3,159,871
Santen Pharmaceutical Co. Ltd.	1,994,700	16,226,246
Sanwa Holdings Corp.	1,155,700	10,528,722
Sanyo Chemical Industries Ltd.	13,700	523,896
Sanyo Denki Co. Ltd.	30,300	1,301,491
Sanyo Special Steel Co. Ltd.	112,700	1,724,131
Sapporo Holdings Ltd.	441,500	9,189,417
Sato Holdings Corp.	163,200	2,244,022
Sawai Group Holdings Co. Ltd.	189,100	6,343,295
SB Technology Corp.	3,900	67,179
SBI Holdings Inc/Japan	1,294,700	28,958,689
SBS Holdings Inc.	43,400	1,007,080
SCREEN Holdings Co. Ltd.	190,400	15,561,244
SCSK Corp.	728,800	11,586,690
Secom Co. Ltd.	1,119,100	78,733,669
Sega Sammy Holdings Inc.	894,800	15,855,514
Seibu Holdings Inc.	1,181,000	11,733,299
Seikagaku Corp.	165,900	1,077,268
Seiko Epson Corp.	1,440,100	20,287,439
Seiko Holdings Corp.	132,700	2,271,941
Seino Holdings Co. Ltd.	752,200	6,144,691
Seiren Co. Ltd.	218,500	3,463,089
Sekisui Chemical Co. Ltd.	1,953,700	26,455,316
Sekisui House Ltd.	3,383,400	58,762,678
Sekisui House Reit Inc.	22,224	13,004,405
Senko Group Holdings Co. Ltd.	705,200	4,769,192
Septeni Holdings Co. Ltd.	291,300	1,474,569
Seria Co. Ltd.	214,200	4,188,874
Seven & i Holdings Co. Ltd.	3,987,500	176,314,865
Seven Bank Ltd.	3,470,400	6,487,269
SG Holdings Co. Ltd.	1,677,600	29,563,806
Sharp Corp./Japan	1,167,799	9,881,097
Shibaura Machine Co. Ltd.	142,400	3,401,513
SHIFT Inc.(a)	64,100	12,146,940
Shiga Bank Ltd. (The)	223,800	4,208,453
Shikoku Chemicals Corp.	102,900	1,025,807
Shikoku Electric Power Co. Inc.	863,600	4,965,281
Shima Seiki Manufacturing Ltd.	154,900	2,210,035
Shimadzu Corp.	1,280,500	41,862,274
Shimamura Co. Ltd.	106,900	9,480,788
Shimano Inc.	418,000	74,063,043
Shimizu Corp.	2,842,300	14,903,983
Shin-Etsu Chemical Co. Ltd.	1,874,700	257,648,463
Shin-Etsu Polymer Co. Ltd.	27,600	217,088
Shinko Electric Industries Co. Ltd.	425,400	18,336,919
Shinmaywa Industries Ltd.	515,900	3,618,685
Shinsei Bank Ltd.(a)	328,800	5,765,811
Shionogi & Co. Ltd.	1,398,800	77,809,522
Ship Healthcare Holdings Inc.	533,400	8,909,877
Shiseido Co. Ltd.	2,108,700	99,681,269
Shizuoka Bank Ltd/The	2,267,300	14,669,594
Shizuoka Gas Co. Ltd.	173,800	1,245,827
SHO-BOND Holdings Co. Ltd.	198,100	8,326,140
Shochiku Co. Ltd.(a)	47,600	4,858,089
Shoei Co. Ltd.	70,300	2,608,082
Shoei Foods Corp.(b)	12,100	363,413

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Showa Denko KK	914,500	$17,794,668
Showa Sangyo Co. Ltd.	70,900	1,434,246
Siix Corp.	173,600	1,326,097
SKY Perfect JSAT Holdings Inc.	1,200,900	3,890,207
Skylark Holdings Co. Ltd.	1,196,500	14,197,292
SMC Corp.	302,800	146,621,850
SMS Co. Ltd.	455,700	10,694,685
Snow Peak Inc.(b)	141,600	2,595,638
Sodick Co. Ltd.	46,300	259,068
SoftBank Corp.	15,202,200	176,921,101
SoftBank Group Corp.	6,363,400	261,728,132
Sohgo Security Services Co. Ltd.	436,000	12,111,561
Sojitz Corp.	1,259,900	19,211,383
Solasto Corp.	170,400	1,178,419
Sompo Holdings Inc.	1,650,200	67,179,635
Sony Group Corp.	6,673,800	575,955,715
Sosei Group Corp.(a)	470,800	4,597,463
SOSiLA Logistics REIT Inc.	2,775	3,373,134
Sotetsu Holdings Inc.	457,200	7,837,818
SPARX Group Co. Ltd.	35,100	69,217
S-Pool Inc.	276,800	2,765,957
Square Enix Holdings Co. Ltd.	481,100	19,208,284
SRE Holdings Corp.(a)(b)	54,600	1,126,351
Stanley Electric Co. Ltd.	716,200	12,349,509
Star Asia Investment Corp.	4,078	1,866,563
Star Micronics Co. Ltd.	210,800	2,362,966
Starts Corp. Inc.	141,000	2,613,333
Starts Proceed Investment Corp.	49	87,783
Strike Co. Ltd.	26,200	797,858
Subaru Corp.	3,297,600	50,040,086
Sugi Holdings Co. Ltd.	166,200	7,123,409
SUMCO Corp.	1,733,300	24,962,400
Sumitomo Bakelite Co. Ltd.	178,400	5,853,504
Sumitomo Chemical Co. Ltd.	7,878,400	33,500,566
Sumitomo Corp.	5,946,100	94,088,891
Sumitomo Electric Industries Ltd.	4,061,200	43,661,252
Sumitomo Forestry Co. Ltd.	748,100	11,445,061
Sumitomo Heavy Industries Ltd.	587,200	12,425,962
Sumitomo Metal Mining Co. Ltd.	1,303,200	57,154,082
Sumitomo Mitsui Construction Co. Ltd.	1,202,640	3,902,018
Sumitomo Mitsui Financial Group Inc.	6,909,600	208,766,207
Sumitomo Mitsui Trust Holdings Inc.	1,781,800	55,302,625
Sumitomo Osaka Cement Co. Ltd.	163,100	4,560,683
Sumitomo Pharma Co., Ltd.	896,700	7,987,447
Sumitomo Realty & Development Co. Ltd.	1,613,000	42,790,428
Sumitomo Riko Co. Ltd.	107,800	460,776
Sumitomo Rubber Industries Ltd.	878,400	7,613,781
Sumitomo Warehouse Co. Ltd. (The)	471,300	7,909,185
Sun Corp.	61,600	730,590
Sundrug Co. Ltd.	402,100	9,361,732
Suntory Beverage & Food Ltd.	718,600	28,313,565
Suruga Bank Ltd.	637,800	2,000,992
Suzuken Co. Ltd.	322,200	9,510,454
Suzuki Motor Corp.	1,944,800	58,626,184
Sysmex Corp.	882,300	57,876,720
Systena Corp.	1,966,000	6,179,645
T&D Holdings Inc.	2,796,800	35,940,100
T. Hasegawa Co. Ltd.	101,900	1,984,426
Tadano Ltd.	633,600	4,500,956
Taiheiyo Cement Corp.	579,800	9,380,914
Security	Shares	Value

Japan (continued)
Taikisha Ltd.	121,800	$3,005,477
Taisei Corp.	1,010,000	27,358,879
Taisho Pharmaceutical Holdings Co. Ltd.	160,100	6,306,005
Taiyo Holdings Co. Ltd.	203,200	4,847,776
Taiyo Yuden Co. Ltd.	634,100	24,912,173
Takara Bio Inc.	229,200	3,686,431
Takara Holdings Inc.	865,100	7,286,640
Takara Leben Real Estate Investment Corp.	2,161	2,014,064
Takasago Thermal Engineering Co. Ltd.	224,800	2,940,526
Takashimaya Co. Ltd.	826,500	7,538,707
Takeda Pharmaceutical Co. Ltd.	8,367,080	242,783,565
Takeuchi Manufacturing Co. Ltd.	241,300	4,424,960
Takuma Co. Ltd.	489,400	5,484,642
Tama Home Co. Ltd.(b)	73,400	1,432,292
Tamron Co. Ltd.	96,000	1,692,322
Tamura Corp.	319,500	1,350,219
TBS Holdings Inc.	188,800	2,477,562
TDK Corp.	2,051,600	63,377,439
TechMatrix Corp.	172,800	2,666,253
TechnoPro Holdings Inc.	583,100	14,850,444
Teijin Ltd.	827,900	8,847,170
Terumo Corp.	3,411,700	101,549,704
T-Gaia Corp.	114,300	1,448,742
THK Co. Ltd.	627,200	12,428,872
TIS Inc.	1,200,400	26,960,211
TKC Corp.	79,800	2,096,108
TKP Corp.(a)(b)	38,100	554,099
Toa Corp./Tokyo	104,000	2,273,296
Toagosei Co. Ltd.	665,500	5,466,640
Tobu Railway Co. Ltd.	998,700	22,448,947
TOC Co. Ltd.	134,900	694,821
Tocalo Co. Ltd.	493,900	4,931,468
Toda Corp.	1,411,900	8,112,107
Toei Co. Ltd.	37,300	4,947,244
Toho Bank Ltd. (The)	840,400	1,309,260
Toho Co. Ltd./Tokyo	611,300	22,683,770
Toho Gas Co. Ltd.	416,300	9,766,006
Toho Holdings Co. Ltd.	422,300	6,855,080
Toho Titanium Co. Ltd.	178,200	2,036,516
Tohoku Electric Power Co. Inc.	2,247,100	12,499,585
Tokai Carbon Co. Ltd.	1,195,200	9,882,944
Tokai Corp./Gifu	66,200	877,134
TOKAI Holdings Corp.	696,200	4,679,559
Tokai Rika Co. Ltd.	252,200	2,657,227
Tokai Tokyo Financial Holdings Inc.	1,922,500	5,703,245
Token Corp.	51,410	3,422,127
Tokio Marine Holdings Inc.	3,319,900	179,502,559
Tokuyama Corp.	393,800	5,237,608
Tokyo Century Corp.	178,600	5,501,255
Tokyo Electric Power Co. Holdings Inc.(a)	8,070,900	27,858,776
Tokyo Electron Ltd.	790,400	333,506,436
Tokyo Gas Co. Ltd.	1,950,800	37,366,503
Tokyo Ohka Kogyo Co. Ltd.	170,800	9,280,630
Tokyo Seimitsu Co. Ltd.	182,500	6,278,158
Tokyo Steel Manufacturing Co. Ltd.	601,600	6,226,557
Tokyo Tatemono Co. Ltd.	1,119,400	15,782,346
Tokyotokeiba Co. Ltd.	84,100	2,861,781
Tokyu Construction Co. Ltd.	603,300	2,797,866
Tokyu Corp.	2,594,200	31,723,980
Tokyu Fudosan Holdings Corp.	3,303,400	17,189,800

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Tokyu REIT Inc.	5,879	$8,241,436
TOMONY Holdings Inc.	901,800	2,280,878
Tomy Co. Ltd.	588,300	5,581,542
Topcon Corp.	631,700	8,085,239
Toppan Inc.	1,473,900	24,363,073
Topre Corp.	170,500	1,445,591
Toray Industries Inc.	7,270,200	34,455,540
Toridoll Holdings Corp.	271,700	4,927,513
Torii Pharmaceutical Co. Ltd.	56,200	1,412,340
Tosei Corp.	15,400	129,582
Toshiba Corp.	2,064,500	85,735,232
Toshiba TEC Corp.	167,000	5,660,842
Tosho Co. Ltd.	16,000	214,066
Tosoh Corp.	1,361,200	18,796,147
Totetsu Kogyo Co. Ltd.	113,900	2,058,942
TOTO Ltd.	729,300	24,576,533
Towa Pharmaceutical Co. Ltd.	45,400	965,735
Toyo Construction Co. Ltd.(a)	105,400	758,387
Toyo Gosei Co. Ltd.(b)	27,100	1,993,296
Toyo Ink SC Holdings Co. Ltd.	175,700	2,616,243
Toyo Seikan Group Holdings Ltd.	775,500	8,388,104
Toyo Suisan Kaisha Ltd.	504,900	15,589,470
Toyo Tanso Co. Ltd.	97,800	2,125,157
Toyo Tire Corp.	637,600	7,313,234
Toyobo Co. Ltd.	552,700	4,544,097
Toyoda Gosei Co. Ltd.	318,000	4,630,713
Toyota Boshoku Corp.	448,200	7,143,152
Toyota Industries Corp.	775,500	46,511,998
Toyota Motor Corp.	56,110,025	961,372,657
Toyota Tsusho Corp.	1,155,000	41,495,933
TPR Co. Ltd.	108,100	1,036,050
Trancom Co. Ltd.	2,100	109,419
Transcosmos Inc.	106,400	2,508,522
TRE Holdings Corp.	49,400	790,344
Trend Micro Inc/Japan	710,500	39,615,286
Tri Chemical Laboratories Inc.	126,500	2,375,831
Trusco Nakayama Corp.	214,800	3,349,685
TS Tech Co. Ltd.	517,400	5,399,391
Tsubaki Nakashima Co. Ltd.	243,400	1,749,361
Tsubakimoto Chain Co.	118,000	2,694,477
Tsugami Corp.	169,500	1,578,463
Tsumura & Co.	453,400	11,155,821
Tsuruha Holdings Inc.	209,300	10,696,909
TV Asahi Holdings Corp.	100,400	1,146,805
UACJ Corp.	138,600	2,318,772
UBE Corp.	572,700	8,879,599
Uchida Yoko Co. Ltd.	10,500	396,265
Ulvac Inc.	234,100	9,173,177
Unicharm Corp.	2,129,400	74,086,059
United Arrows Ltd.	117,900	1,585,052
United Super Markets Holdings Inc.	458,300	3,877,528
United Urban Investment Corp.	16,174	17,696,548
Universal Entertainment Corp.(a)	62,600	1,120,057
Usen-Next Holdings Co. Ltd.	68,700	1,127,616
Ushio Inc.	563,100	7,300,919
USS Co. Ltd.	1,204,300	20,049,248
UT Group Co. Ltd.	130,300	2,929,885
Uzabase Inc.(a)(b)	78,300	455,705
Valor Holdings Co. Ltd.	196,000	3,087,854
ValueCommerce Co. Ltd.	64,400	1,881,864
Security	Shares	Value

Japan (continued)
Vector Inc.	97,000	$927,645
Vision Inc./Tokyo Japan(a)(b)	112,400	1,120,489
Visional Inc.(a)	66,200	3,643,108
VT Holdings Co. Ltd.	571,800	2,024,222
Wacoal Holdings Corp.	237,400	3,381,463
Wacom Co. Ltd.	865,900	6,260,614
WealthNavi Inc.(a)(b)	132,900	1,728,546
Weathernews Inc.	16,100	839,579
Welcia Holdings Co. Ltd.	518,100	10,620,564
West Holdings Corp.(b)	121,830	4,805,552
West Japan Railway Co.	1,154,200	42,842,728
World Holdings Co. Ltd.	5,900	111,093
Xebio Holdings Co. Ltd.	161,800	1,142,798
Yakult Honsha Co. Ltd.	678,600	35,138,304
Yamada Holdings Co. Ltd.(a)	3,840,600	11,468,340
Yamaguchi Financial Group Inc.	1,228,800	6,737,718
Yamaha Corp.	728,100	27,818,497
Yamaha Motor Co. Ltd.	1,575,400	32,525,213
YA-MAN Ltd.(b)	194,400	1,852,900
Yamato Holdings Co. Ltd.	1,514,500	28,339,321
Yamato Kogyo Co. Ltd.	192,400	6,209,367
Yamazaki Baking Co. Ltd.	642,300	7,940,199
Yamazen Corp.	454,600	3,357,353
Yaoko Co. Ltd.	87,500	4,628,984
Yaskawa Electric Corp.	1,286,200	43,673,495
Yellow Hat Ltd.	157,500	1,967,493
Yodogawa Steel Works Ltd.	60,500	1,145,178
Yokogawa Bridge Holdings Corp.	121,900	1,787,723
Yokogawa Electric Corp.	1,224,200	19,516,786
Yokohama Rubber Co. Ltd. (The)	677,600	9,072,111
Yokorei Co. Ltd.	268,900	1,797,216
Yokowo Co. Ltd.	25,900	508,256
Yonex Co. Ltd.	263,000	1,713,386
Yoshinoya Holdings Co. Ltd.	482,900	8,785,644
Yuasa Trading Co. Ltd.	61,900	1,381,084
Z Holdings Corp.	14,432,200	56,658,478
Zenkoku Hosho Co. Ltd.	241,000	8,458,169
Zenrin Co. Ltd.	155,900	1,133,869
Zensho Holdings Co. Ltd.	537,900	12,684,860
Zeon Corp.	803,300	8,554,144
ZERIA Pharmaceutical Co. Ltd.	18,600	284,596
Zojirushi Corp.	76,200	805,783
ZOZO Inc.	675,700	14,147,458
Zuken Inc.	17,800	412,132
		21,089,341,793
Netherlands — 4.3%
Aalberts NV	542,592	26,365,783
ABN AMRO Bank NV, CVA(c)	2,238,558	27,827,878
Accell Group NV(a)	90,952	5,494,319
Adyen NV(a)(c)	105,299	176,617,314
Aegon NV	9,470,563	49,101,835
AerCap Holdings NV(a)	694,207	32,426,409
Akzo Nobel NV	982,899	85,263,030
Alfen Beheer BV(a)(b)(c)	110,587	9,945,470
AMG Advanced Metallurgical Group NV	210,612	8,235,337
Arcadis NV	437,435	18,251,418
Argenx SE(a)	246,040	70,886,235
ASM International NV	251,879	75,687,654
ASML Holding NV	2,187,199	1,241,319,587
ASR Nederland NV	755,971	34,357,882

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands (continued)
Basic-Fit NV(a)(b)(c)	265,721	$11,132,961
BE Semiconductor Industries NV	377,565	23,015,846
Boskalis Westminster	463,994	16,114,647
Brunel International NV	226,646	2,633,515
CM.Com NV(a)(b)	64,679	1,075,018
CNH Industrial NV	5,415,405	76,716,179
Corbion NV	343,395	11,905,592
COSMO Pharmaceuticals NV(a)	56,712	3,243,338
Davide Campari-Milano NV	2,859,172	32,260,553
Eurocommercial Properties NV	276,455	6,689,097
Euronext NV(c)	453,454	36,331,702
EXOR NV	571,296	39,644,972
Fastned BV(a)(b)	17,261	539,724
Flow Traders(c)	188,170	6,142,963
Fugro NV(a)	532,472	6,522,963
Heineken Holding NV	628,159	49,035,477
Heineken NV	1,370,027	133,729,673
IMCD NV	309,482	49,276,470
ING Groep NV	20,583,251	195,010,035
InPost SA(a)(b)	1,066,654	6,539,520
Intertrust NV(a)(c)	497,436	10,285,497
Iveco Group NV(a)	1,066,597	6,275,194
JDE Peet's NV	443,172	13,037,705
Just Eat Takeaway.com NV(a)(c)	962,852	26,153,508
Koninklijke Ahold Delhaize NV	5,525,458	162,978,709
Koninklijke BAM Groep NV(a)	1,749,544	4,842,455
Koninklijke DSM NV	919,729	154,615,268
Koninklijke KPN NV	17,781,591	61,357,024
Koninklijke Philips NV	4,847,773	126,677,727
Koninklijke Vopak NV	369,646	9,939,685
Meltwater Holding BV(a)(b)	712,916	938,300
MFE-MediaForEurope NV(a)(b)	1,162,945	710,114
MFE-MediaForEurope NV	1,234,748	1,137,155
NN Group NV	1,411,970	69,160,527
NSI NV	129,290	5,073,876
OCI NV(a)	536,169	20,316,793
Pharming Group NV(a)(b)	4,414,803	3,614,806
PostNL NV	2,756,109	9,031,122
Prosus NV	4,949,372	238,701,603
Randstad NV	630,436	33,336,911
RHI Magnesita NV	153,705	4,572,872
SBM Offshore NV	820,524	11,890,329
Shop Apotheke Europe NV(a)(b)(c)	74,010	6,103,522
Signify NV(c)	673,225	28,482,524
Sligro Food Group NV(a)	140,366	3,294,560
SNS REAAL NV(a)(b)(e)	3,991	—
Stellantis NV	10,764,818	144,524,648
Technip Energies NV(a)	581,505	7,066,354
TKH Group NV	244,056	11,968,556
TomTom NV(a)(b)	501,282	4,327,889
Universal Music Group NV	3,838,625	89,080,703
Van Lanschot Kempen NV	186,422	4,854,716
Vastned Retail NV	142,112	3,628,090
Wereldhave NV	238,957	3,897,429
Wolters Kluwer NV	1,383,752	139,735,074
		3,990,951,641
New Zealand — 0.4%
a2 Milk Co. Ltd. (The)(a)(b)	3,908,467	12,384,718
Air New Zealand Ltd.(a)(b)	3,201,737	1,817,095
Argosy Property Ltd.	3,786,302	3,172,247
Security	Shares	Value

New Zealand (continued)
Auckland International Airport Ltd.(a)	6,531,561	$32,808,053
Chorus Ltd.	2,255,218	10,699,292
Contact Energy Ltd.	3,853,180	20,243,101
Fisher & Paykel Healthcare Corp. Ltd.	3,035,007	41,707,433
Fletcher Building Ltd.	4,227,202	16,839,140
Genesis Energy Ltd.	2,805,128	5,180,408
Goodman Property Trust	5,027,174	7,317,989
Infratil Ltd.	3,843,280	20,798,447
Kiwi Property Group Ltd.	6,522,707	4,448,832
Mercury NZ Ltd.	4,068,953	15,775,563
Meridian Energy Ltd.	6,733,465	20,436,444
Oceania Healthcare Ltd.	1,073,460	712,396
Precinct Properties New Zealand Ltd.	5,898,714	5,764,501
Pushpay Holdings Ltd.(a)	5,109,428	4,309,384
Ryman Healthcare Ltd.	2,381,970	14,097,133
SKYCITY Entertainment Group Ltd.	3,603,022	6,730,980
Spark New Zealand Ltd.	9,893,173	31,289,038
Summerset Group Holdings Ltd.	1,519,846	11,447,427
Xero Ltd.(a)	728,107	48,012,913
Z Energy Ltd.(e)	3,122,290	7,599,378
		343,591,912
Norway — 1.0%
Adevinta ASA(a)	1,604,502	12,395,463
Aker ASA, Class A	161,364	13,152,907
Aker BP ASA	663,436	23,770,152
Aker Carbon Capture ASA(a)	1,517,099	3,064,887
Aker Horizons Holding AS(a)(b)	419,977	857,293
Aker Solutions ASA	1,436,493	4,963,590
Atea ASA	584,296	6,962,298
Atlantic Sapphire ASA(a)(b)	386,666	1,076,381
Austevoll Seafood ASA	607,930	9,638,772
Bonheur ASA	4,354	161,911
Borregaard ASA	667,311	12,728,873
BW Energy Ltd.(a)	214,869	625,430
BW LPG Ltd.(c)	607,907	3,822,687
Crayon Group Holding ASA(a)(c)	293,823	4,321,964
DNB Bank ASA	4,898,014	94,910,336
DNO ASA	1,780,686	2,699,420
Elkem ASA(c)	1,925,076	7,994,695
Elmera Group ASA(c)	527,695	1,190,841
Entra ASA(c)	602,796	9,938,725
Equinor ASA	5,180,701	175,105,431
Europris ASA(c)	940,882	4,780,873
Flex LNG Ltd.	168,744	4,753,437
Frontline Ltd./Bermuda(a)	521,678	4,320,614
Gjensidige Forsikring ASA	1,054,406	22,542,567
Golden Ocean Group Ltd.	714,958	8,900,604
Grieg Seafood ASA(a)	366,304	5,457,187
Hafnia Ltd.(a)	612,396	1,808,587
Hexagon Composites ASA(a)	370,091	1,462,868
Hexagon Purus ASA(a)	61,144	231,411
Kahoot! ASA(a)(b)	1,470,165	3,543,802
Kongsberg Gruppen ASA	532,192	22,859,021
Leroy Seafood Group ASA	1,774,329	16,652,575
LINK Mobility Group Holding ASA(a)	861,625	1,392,226
Mowi ASA	2,324,556	65,661,786
MPC Container Ships AS	1,344,719	4,002,530
NEL ASA(a)(b)	7,749,713	11,012,881
Nordic Semiconductor ASA(a)	926,812	18,426,168
Norsk Hydro ASA	6,936,494	58,249,350

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Norway (continued)
Norway Royal Salmon ASA(b)	16,368	$429,275
Norwegian Air Shuttle ASA(a)	2,813,370	3,926,592
Nykode Therapeutics AS(a)	673,679	2,632,720
Orkla ASA	4,049,365	32,859,150
Pexip Holding ASA(a)(b)	420,832	922,938
Protector Forsikring ASA	551,022	6,274,331
Quantafuel ASA(a)(b)	655,591	1,083,102
REC Silicon ASA(a)(b)	1,445,119	2,486,841
Salmar ASA	303,573	24,841,287
Scatec ASA(c)	627,061	7,579,063
Schibsted ASA, Class A	393,366	8,197,305
Schibsted ASA, Class B	506,424	9,799,822
SpareBank 1 Nord Norge	21,591	229,967
Sparebank 1 Oestlandet	6,610	96,725
SpareBank 1 SMN	1,118,113	15,667,520
SpareBank 1 SR-Bank ASA	1,037,271	13,208,339
Stolt-Nielsen Ltd.	140,557	2,550,582
Storebrand ASA	2,501,100	21,725,028
Telenor ASA	3,693,568	52,092,113
TGS ASA	790,185	12,189,998
Tomra Systems ASA	627,226	24,665,923
Veidekke ASA	593,912	7,690,350
Volue ASA(a)(b)	20,438	87,706
Wallenius Wilhelmsen ASA	682,709	4,285,213
XXL ASA(c)	736,222	770,116
		901,732,549
Portugal — 0.2%
Altri SGPS SA(b)	694,296	4,607,846
Banco Comercial Portugues SA, Class R(a)	48,484,176	7,495,132
Corticeira Amorim SGPS SA	30,796	318,585
CTT-Correios de Portugal SA	930,310	4,205,036
EDP - Energias de Portugal SA	14,614,356	68,112,567
Galp Energia SGPS SA	2,652,724	32,288,008
Jeronimo Martins SGPS SA	1,475,992	30,725,195
Navigator Co. SA (The)	1,729,688	7,095,551
NOS SGPS SA	1,112,352	4,703,909
REN - Redes Energeticas Nacionais SGPS SA	3,086,901	9,411,363
Sonae SGPS SA	6,833,417	7,377,279
		176,340,471
Singapore — 1.7%
AEM Holdings Ltd.(b)	1,739,800	5,958,058
AIMS APAC REIT(b)	558,800	571,413
Ascendas India Trust	3,619,100	3,269,880
Ascendas REIT(b)	18,743,603	38,564,575
Ascott Residence Trust	11,148,663	9,262,117
CapitaLand China Trust	6,628,180	5,569,176
CapitaLand Integrated Commercial Trust	26,513,757	44,426,221
Capitaland Investment Ltd/Singapore(a)	14,336,600	43,471,428
CDL Hospitality Trusts(b)	6,416,500	6,166,865
City Developments Ltd.	2,117,900	12,985,086
ComfortDelGro Corp. Ltd.	11,354,900	11,994,665
COSCO Shipping International Singapore Co. Ltd.(a)	8,665,800	1,532,618
Cromwell European Real Estate Investment Trust	841,640	2,042,143
DBS Group Holdings Ltd.	9,559,900	231,929,077
ESR-REIT(b)	39,969,927	11,209,961
First Resources Ltd.	2,947,500	4,495,503
Frasers Centrepoint Trust	5,979,588	10,530,301
Frasers Logistics & Commercial Trust	15,231,586	15,861,555
Frencken Group Ltd.	779,200	790,442
Security	Shares	Value

Singapore (continued)
Genting Singapore Ltd.	31,789,500	$18,456,690
Golden Agri-Resources Ltd.	39,852,100	9,310,888
Haw Par Corp. Ltd.(b)	641,000	5,395,052
Hutchison Port Holdings Trust, Class U	30,121,400	7,179,616
iFAST Corp. Ltd.(b)	797,900	2,865,183
Kenon Holdings Ltd./Singapore	152,921	8,733,664
Keppel Corp. Ltd.	7,747,000	38,206,650
Keppel DC REIT(b)	7,457,400	11,117,406
Keppel Infrastructure Trust	19,000,800	7,586,855
Keppel Pacific Oak US REIT	660,300	478,191
Keppel REIT(b)	15,026,380	13,164,400
Lendlease Global Commercial REIT(b)	4,842,409	2,766,012
Manulife US Real Estate Investment Trust	7,007,500	4,365,715
Mapletree Commercial Trust	11,733,956	15,781,248
Mapletree Industrial Trust	10,559,020	19,841,253
Mapletree Logistics Trust	16,519,579	21,216,446
Mapletree North Asia Commercial Trust(b)	15,607,900	13,480,115
Maxeon Solar Technologies Ltd.(a)(b)	92,424	1,070,270
Nanofilm Technologies International Ltd.(b)	1,555,700	3,002,563
NetLink NBN Trust	23,580,100	17,050,580
Olam Group Ltd., NVS	3,721,600	4,547,890
OUE Commercial Real Estate Investment Trust	11,588,740	3,463,759
Oversea-Chinese Banking Corp. Ltd.	17,897,400	158,903,573
Parkway Life REIT	2,726,500	9,500,370
Prime U.S. REIT	2,763,600	2,036,033
Raffles Medical Group Ltd.	7,129,900	6,156,899
Razer Inc.(a)(c)	20,252,000	7,322,232
Riverstone Holdings Ltd./Singapore	2,718,000	1,896,576
Sasseur Real Estate Investment Trust	250,700	151,368
SATS Ltd.(a)	3,715,900	12,132,686
Sea Ltd., ADR(a)	1,696,798	140,427,003
Sembcorp Industries Ltd.	5,709,600	12,091,822
Sembcorp Marine Ltd.(a)(b)	74,687,120	5,856,211
Sheng Siong Group Ltd.	4,390,900	4,848,377
SIA Engineering Co. Ltd.(a)(b)	256,800	493,185
Singapore Airlines Ltd.(a)(b)	7,026,100	27,694,509
Singapore Exchange Ltd.	3,062,400	21,548,089
Singapore Post Ltd.(b)	9,800,700	5,032,909
Singapore Technologies Engineering Ltd.	8,439,300	24,854,692
Singapore Telecommunications Ltd.	43,934,900	87,685,000
SPH REIT	7,268,992	5,128,719
Starhill Global REIT	10,743,400	4,599,553
StarHub Ltd.	4,145,600	3,760,198
STMicroelectronics NV	3,636,078	134,342,762
Suntec REIT	10,678,300	14,106,753
United Overseas Bank Ltd.	6,238,200	133,536,399
UOL Group Ltd.	2,392,000	12,568,841
Venture Corp. Ltd.	1,464,600	17,979,319
Wilmar International Ltd.	10,095,300	32,180,702
Yangzijiang Financial Holding	14,205,000	5,597,979
Yangzijiang Shipbuilding Holdings Ltd.	14,205,000	9,267,665
Yanlord Land Group Ltd.	6,292,900	5,513,576
		1,596,925,530
Spain — 2.3%
Acciona SA	129,604	25,369,646
Acerinox SA	891,850	9,390,491
ACS Actividades de Construccion y Servicios SA	1,229,674	31,486,123
Aena SME SA(a)(c)	396,907	56,324,884
Almirall SA	432,001	5,612,139
Amadeus IT Group SA(a)	2,375,488	148,855,005

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Spain (continued)
Applus Services SA	891,146	$6,975,651
Atresmedia Corp. de Medios de Comunicacion SA	732,004	2,800,161
Audax Renovables SA(b)	213,756	270,890
Banco Bilbao Vizcaya Argentaria SA	35,138,087	184,378,355
Banco de Sabadell SA	29,279,455	22,723,028
Banco Santander SA	91,824,896	268,344,327
Bankinter SA	3,517,900	20,702,399
Befesa SA(c)	201,937	12,611,165
CaixaBank SA	23,641,200	76,311,301
Cellnex Telecom SA(c)	2,709,846	126,306,679
Cia. de Distribucion Integral Logista Holdings SA	329,938	6,079,250
Cie. Automotive SA	350,594	7,643,594
Construcciones y Auxiliar de Ferrocarriles SA	155,588	4,770,349
Corp Financiera Alba SA	109,407	6,465,359
Distribuidora Internacional de Alimentacion SA(a)	11,201,271	153,382
Ebro Foods SA	422,018	7,587,722
EDP Renovaveis SA	1,522,537	36,034,124
eDreams ODIGEO SA(a)	71,102	571,525
Enagas SA	815,479	17,632,843
Ence Energia y Celulosa SA(a)	1,046,820	3,921,356
Endesa SA	1,646,484	34,506,099
Faes Farma SA	2,138,045	8,954,458
Ferrovial SA	2,560,846	65,671,244
Fluidra SA	448,341	12,133,982
Gestamp Automocion SA(c)	1,142,724	3,732,686
Global Dominion Access SA(c)	373,449	1,544,132
Grenergy Renovables SA(a)(b)	63,807	2,300,170
Grifols SA, Class A	1,566,519	26,237,227
Grupo Catalana Occidente SA	260,546	7,504,961
Iberdrola SA	30,760,289	353,460,419
Indra Sistemas SA(a)	906,068	9,233,376
Industria de Diseno Textil SA	5,768,462	120,948,865
Inmobiliaria Colonial Socimi SA	1,465,154	12,183,315
Laboratorios Farmaceuticos Rovi SA	103,895	7,094,074
Lar Espana Real Estate Socimi SA	690,896	3,620,981
Linea Directa Aseguradora SA Cia de Seguros
y Reaseguros	3,455,887	4,964,781
Mapfre SA	5,570,306	10,165,013
Mediaset Espana Comunicacion SA(a)	932,127	4,171,241
Melia Hotels International SA(a)	711,716	5,886,117
Merlin Properties Socimi SA	1,853,557	20,136,406
Naturgy Energy Group SA	1,019,475	30,668,167
Neinor Homes SA(a)(c)	384,151	4,352,092
Pharma Mar SA	84,333	6,455,091
Prosegur Cash SA(c)	198,717	147,584
Prosegur Cia. de Seguridad SA	1,745,492	3,612,546
Red Electrica Corp. SA	1,672,728	33,679,123
Repsol SA	7,679,371	114,559,915
Sacyr SA	3,009,496	8,106,411
Siemens Gamesa Renewable Energy SA(a)	1,253,054	19,959,353
Solaria Energia y Medio Ambiente SA(a)	423,271	9,392,658
Soltec Power Holdings SA(a)(b)	37,032	158,236
Tecnicas Reunidas SA(a)(b)	218,614	1,810,372
Telefonica SA	27,799,270	135,233,481
Unicaja Banco SA(c)	9,415,464	8,869,267
Viscofan SA	208,619	11,516,666
Zardoya Otis SA(e)	1,066,335	7,942,008
		2,200,234,265
Sweden — 3.7%
AAK AB	1,001,536	17,377,403
Security	Shares	Value

Sweden (continued)
AcadeMedia AB(c)	126,334	$713,174
AddTech AB, Class B	1,279,110	22,563,989
AFRY AB	594,239	9,851,083
Alfa Laval AB	1,643,379	45,745,540
Ambea AB(c)	126,149	640,300
Arjo AB, Class B	1,388,012	10,460,147
Assa Abloy AB, Class B	5,275,996	133,335,663
Atlas Copco AB, Class A	3,538,072	160,405,049
Atlas Copco AB, Class B	2,061,908	81,605,706
Atrium Ljungberg AB, Class B	277,508	4,537,761
Attendo AB(a)(c)	718,446	1,949,132
Avanza Bank Holding AB	711,349	18,012,587
Axfood AB	586,127	17,375,878
Bactiguard Holding AB(a)(b)	97,393	1,145,995
Beijer Alma AB	238,593	4,963,208
Beijer Ref AB	1,310,706	21,343,510
Betsson AB, Class B	673,733	4,138,693
BHG Group AB(a)(b)	539,411	3,714,013
BICO Group AB, Class B(a)(b)	182,545	1,830,614
Bilia AB, Class A	513,797	7,125,287
BillerudKorsnas AB	1,006,686	15,534,450
BioArctic AB(a)(c)	85,230	641,048
BioGaia AB, Class B	104,643	6,579,699
Biotage AB	385,937	7,994,690
Boliden AB	1,453,283	63,016,050
Bonava AB, Class B	520,109	2,524,878
Boozt AB(a)(b)(c)	263,754	2,769,537
Bravida Holding AB(c)	1,396,668	14,318,093
Bufab AB	71,902	2,385,371
Bure Equity AB	287,797	6,786,707
Calliditas Therapeutics AB, Class B(a)(b)	155,992	1,176,913
Camurus AB(a)(b)	106,436	1,763,555
Castellum AB	1,409,654	27,915,868
Catena AB	150,622	7,876,653
Cellavision AB	17,029	534,667
Cibus Nordic Real Estate AB	120,092	2,777,331
Cint Group AB(a)	799,325	6,537,351
Clas Ohlson AB, Class B	118,566	1,346,080
Cloetta AB, Class B	1,503,668	3,799,819
Collector AB(a)(b)	127,819	557,612
Coor Service Management Holding AB(c)	344,305	3,121,618
Corem Property Group AB, Class B	3,330,636	7,052,069
Creades AB, Class A	198,779	1,886,034
Desenio Group AB(a)(b)	296,567	165,059
Dios Fastigheter AB	275,217	2,457,385
Dometic Group AB(c)	1,619,109	13,866,173
Duni AB(a)	26,949	246,726
Dustin Group AB(b)(c)	205,047	1,473,325
Electrolux AB, Class B	1,236,672	18,859,749
Electrolux Professional AB, Class B	1,576,485	8,836,492
Elekta AB, Class B	1,953,878	13,159,900
Embracer Group AB(a)(b)	2,993,299	20,007,239
Epiroc AB, Class A	3,453,050	70,003,898
Epiroc AB, Class B	2,059,117	35,923,035
EQT AB	1,574,916	44,572,986
Essity AB, Class B	3,255,181	85,842,320
Evolution AB(c)	916,423	94,023,436
Fabege AB	1,381,491	16,768,717
Fagerhult AB	419,671	2,106,293
Fastighets AB Balder, Class B(a)	572,096	28,357,237

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Fingerprint Cards AB, Class B(a)(b)	1,659,134	$1,910,906
Fortnox AB	2,626,065	13,939,393
GARO AB	150,007	2,245,096
Getinge AB, Class B	1,225,175	35,441,606
Granges AB	663,901	5,452,535
H & M Hennes & Mauritz AB, Class B	3,902,440	49,128,094
Hansa Biopharma AB(a)	186,361	1,030,619
Hemnet Group AB(a)	119,633	1,492,413
Hexagon AB, Class B	10,303,878	132,950,122
Hexatronic Group AB(b)	166,651	7,050,694
Hexpol AB	1,563,975	13,428,544
HMS Networks AB	65,990	2,700,960
Holmen AB, Class B	528,787	30,563,225
Hufvudstaden AB, Class A	694,053	8,992,950
Humble Group AB(a)(b)	583,075	888,437
Husqvarna AB, Class B	2,258,485	21,589,094
Implantica AG, SDR(a)	16,603	64,421
Industrivarden AB, Class A	671,834	17,214,090
Industrivarden AB, Class C	861,190	21,684,305
Indutrade AB	1,537,161	36,258,274
Instalco AB	1,116,342	6,889,922
Intrum AB	386,789	9,349,875
Investment AB Latour, Class B	761,836	20,182,975
Investor AB, Class A	2,639,199	55,123,651
Investor AB, Class B	9,731,732	187,266,747
INVISIO AB	207,787	3,698,900
Inwido AB	420,366	5,803,514
JM AB	379,008	8,753,232
Kambi Group PLC, Class B(a)	143,177	2,280,708
Karo Pharma AB(a)	15,052	86,608
K-Fast Holding AB(a)	31,313	143,453
Kindred Group PLC	1,297,814	11,378,441
Kinnevik AB, Class B(a)	1,277,089	24,995,757
KNOW IT AB	108,560	3,343,561
L E Lundbergforetagen AB, Class B	400,292	18,720,197
LeoVegas AB(c)	288,525	1,237,417
Lifco AB, Class B	1,258,032	26,388,020
Lime Technologies AB	45,228	1,272,064
Lindab International AB	490,382	11,437,552
Loomis AB	433,310	10,796,235
Lundin Energy AB	1,106,145	45,734,502
Mekonomen AB(a)	281,456	3,243,676
Millicom International Cellular SA, SDR(a)	538,302	12,135,880
MIPS AB	150,187	10,666,191
Modern Times Group MTG AB, Class B(a)	560,944	5,932,470
Munters Group AB(c)	328,034	1,959,689
Mycronic AB	446,000	7,799,453
NCC AB, Class B	508,902	6,305,441
New Wave Group AB, Class B	219,447	3,831,659
Nibe Industrier AB, Class B	7,549,622	74,019,531
Nobia AB	958,870	3,763,070
Nolato AB, Class B	1,287,417	8,910,700
Nordic Entertainment Group AB, Class B(a)	408,446	13,412,937
Nordnet AB publ	600,170	10,409,795
Nyfosa AB	1,167,421	12,866,886
OX2 AB(a)	49,114	361,092
Pandox AB(a)	520,476	7,251,502
Paradox Interactive AB(b)	176,520	2,944,590
Peab AB, Class B	1,088,554	10,399,483
Platzer Fastigheter Holding AB, Class B	327,682	3,328,176
Security	Shares	Value

Sweden (continued)
PowerCell Sweden AB(a)(b)	249,638	$3,647,252
Ratos AB, Class B	1,349,322	6,884,310
Re:NewCell AB(a)(b)	112,817	1,331,496
Resurs Holding AB(c)	420,414	1,222,852
Rvrc Holding AB	18,633	143,512
Saab AB, Class B(b)	390,171	16,503,808
Sagax AB, Class B	852,726	21,782,403
Samhallsbyggnadsbolaget i Norden AB	5,117,987	16,076,457
Samhallsbyggnadsbolaget i Norden AB, Class D	295,949	776,368
Sandvik AB	5,974,501	113,087,226
SAS AB(a)(b)	19,800,253	2,052,635
Scandic Hotels Group AB(a)(b)(c)	742,119	2,856,032
Sdiptech AB, Class B(a)	125,728	4,403,167
Sectra AB	482,420	6,085,894
Securitas AB, Class B	1,600,814	18,900,490
Sedana Medical AB(a)(b)	255,534	978,310
Sinch AB(a)(b)(c)	2,804,038	12,392,143
Skandinaviska Enskilda Banken AB, Class A	8,594,865	96,383,634
Skanska AB, Class B	1,780,068	34,003,196
SKF AB, Class B	1,974,111	32,242,523
SkiStar AB	124,287	2,419,451
SSAB AB, Class A	1,311,678	8,330,615
SSAB AB, Class B	3,098,849	18,223,170
Stillfront Group AB(a)(b)	2,755,651	5,565,320
Storytel AB(a)(b)	220,096	1,592,412
Surgical Science Sweden AB(a)	86,069	1,638,118
Svenska Cellulosa AB SCA, Class B	3,207,055	62,065,494
Svenska Handelsbanken AB, Class A	7,718,964	77,855,919
Svolder AB	457,069	2,678,130
Sweco AB, Class B	1,126,784	15,902,440
Swedbank AB, Class A	4,748,636	75,119,814
SwedenCare AB	456,573	5,131,505
Swedish Match AB	8,412,966	67,007,424
Tele2 AB, Class B	2,699,442	35,779,167
Telefonaktiebolaget LM Ericsson, Class B	15,391,886	122,784,502
Telia Co. AB	14,058,367	58,350,854
Thule Group AB(c)	607,654	21,077,757
Tobii AB(a)(b)	396,433	1,042,698
Tobii Dynavox AB(a)(b)	387,833	1,004,214
Trelleborg AB, Class B	1,283,714	28,156,447
Troax Group AB	90,253	2,004,482
Vestum AB, NVS(a)(b)	543,934	1,560,711
Vimian Group AB(a)(b)	159,829	992,070
Vitrolife AB	369,344	9,496,958
VNV Global AB(a)	282,715	1,179,031
Volati AB	40,339	566,555
Volvo AB, Class A	1,042,631	17,141,505
Volvo AB, Class B	7,560,617	120,617,772
Wallenstam AB, Class B	1,042,727	11,529,077
Wihlborgs Fastigheter AB	848,484	14,710,709
Xvivo Perfusion AB(a)	54,282	1,170,144
		3,457,300,298
Switzerland — 9.7%
ABB Ltd., Registered	8,709,517	261,302,396
Adecco Group AG, Registered	839,951	32,413,605
Alcon Inc.	2,641,799	188,626,578
Allreal Holding AG, Registered	73,621	13,886,610
ALSO Holding AG, Registered	33,240	7,516,688
Arbonia AG	358,577	6,385,512
Aryzta AG(a)(b)	5,715,252	5,321,638

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Ascom Holding AG, Registered	310,950	$2,751,070
Autoneum Holding AG(b)	22,276	2,635,000
Bachem Holding AG, Class B, Registered	33,471	14,604,997
Baloise Holding AG, Registered	242,841	42,239,993
Banque Cantonale Vaudoise, Registered	165,250	13,965,737
Barry Callebaut AG, Registered	19,084	43,922,870
Basilea Pharmaceutica AG, Registered(a)(b)	91,593	3,061,483
Belimo Holding AG, Registered	52,074	25,736,079
BKW AG	133,501	16,251,233
Bobst Group SA, Registered	14,397	1,214,363
Bossard Holding AG, Class A, Registered	40,432	8,752,814
Bucher Industries AG, Registered	43,390	15,643,603
Burckhardt Compression Holding AG	20,894	10,659,302
Bystronic AG, Registered	8,067	6,694,759
Cembra Money Bank AG	165,563	11,946,198
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	5,963	66,874,950
Chocoladefabriken Lindt & Spruengli AG, Registered	539	63,943,048
Cie. Financiere Richemont SA, Class A, Registered	2,762,214	320,943,534
Clariant AG, Registered	1,094,566	18,687,856
Coca-Cola HBC AG, Class DI	1,044,129	21,168,545
Coltene Holding AG, Registered(a)	15,550	1,480,267
Comet Holding AG, Registered	43,689	9,444,433
Credit Suisse Group AG, Registered	14,031,604	95,236,950
Daetwyler Holding AG, Bearer	48,432	15,572,566
DKSH Holding AG	199,523	17,132,028
dormakaba Holding AG	17,935	8,324,489
Dufry AG, Registered(a)	377,604	15,029,445
EFG International AG	647,442	4,880,264
Emmi AG, Registered	13,269	13,151,764
EMS-Chemie Holding AG, Registered	37,321	33,294,970
Flughafen Zurich AG, Registered(a)	101,964	17,241,976
Forbo Holding AG, Registered	6,773	9,914,850
Galenica AG(c)	291,004	21,428,800
Geberit AG, Registered	190,545	108,662,806
Georg Fischer Ltd.	425,380	23,085,412
Givaudan SA, Registered	48,832	194,083,842
Gurit Holding AG, Bearer	344	438,538
Helvetia Holding AG, Registered	196,896	25,302,447
Holcim Ltd.	2,770,624	135,471,050
Huber + Suhner AG, Registered	113,805	9,981,054
Idorsia Ltd.(a)(b)	610,924	10,427,485
Implenia AG, Registered(a)(b)	104,157	2,355,129
Inficon Holding AG, Registered	8,810	8,021,274
Interroll Holding AG, Registered	2,959	8,969,876
Intershop Holding AG	9,269	6,041,168
Julius Baer Group Ltd.	1,208,958	57,773,466
Kardex Holding AG, Registered	30,154	5,738,639
Komax Holding AG, Registered	26,976	7,086,011
Kuehne + Nagel International AG, Registered	289,297	80,929,744
Landis+Gyr Group AG	143,562	8,012,070
LEM Holding SA, Registered	1,260	2,902,641
Leonteq AG	22,272	1,515,198
Liechtensteinische Landesbank AG	12,194	674,298
Logitech International SA, Registered	921,663	59,980,540
Lonza Group AG, Registered	392,709	231,554,513
Medacta Group SA(a)(c)	27,902	3,189,620
Medartis Holding AG(a)(c)	1,364	144,428
Medmix AG(c)	127,840	4,293,356
Meyer Burger Technology AG(a)(b)	11,918,862	5,647,599
Security	Shares	Value

Switzerland (continued)
Mobilezone Holding AG, Registered	474,184	$7,678,059
Mobimo Holding AG, Registered	48,535	13,880,646
Molecular Partners AG(a)	35,685	287,959
Montana Aerospace AG(a)(c)	55,745	849,842
Nestle SA, Registered	14,894,261	1,922,760,855
Novartis AG, Registered	11,594,876	1,024,630,401
OC Oerlikon Corp. AG, Registered	1,206,943	8,606,292
Partners Group Holding AG	120,619	127,795,483
Peach Property Group AG	46,411	2,389,046
PolyPeptide Group AG(c)	43,370	3,795,298
PSP Swiss Property AG, Registered	242,737	30,592,611
Relief Therapeutics Holding AG(a)(b)	11,160,072	585,108
Rieter Holding AG, Registered	27,867	3,788,247
Roche Holding AG, Bearer	169,637	68,150,895
Roche Holding AG, NVS	3,720,321	1,379,546,050
Schindler Holding AG, Participation Certificates, NVS	211,753	40,683,149
Schindler Holding AG, Registered	112,388	21,575,597
Schweiter Technologies AG, Bearer	6,404	6,443,095
Sensirion Holding AG(a)(c)	33,278	3,991,185
SFS Group AG	106,671	13,358,745
SGS SA, Registered	31,679	81,399,846
Siegfried Holding AG, Registered	25,143	18,227,151
Siemens Energy AG(a)	2,076,958	40,006,915
SIG Group AG	1,687,938	35,337,792
Sika AG, Registered	749,769	229,022,930
Softwareone Holding AG	488,138	6,599,855
Sonova Holding AG, Registered	288,390	104,000,971
St. Galler Kantonalbank AG, Class A, Registered	15,911	7,673,115
Stadler Rail AG(b)	266,669	9,731,945
Straumann Holding AG	561,960	66,250,345
Sulzer AG, Registered(b)	127,549	9,556,942
Swatch Group AG (The), Bearer	150,411	38,601,892
Swatch Group AG (The), Registered	288,707	14,243,118
Swiss Life Holding AG, Registered	168,566	98,563,079
Swiss Prime Site AG, Registered	406,731	39,755,711
Swiss Re AG	1,593,490	130,677,052
Swiss Steel Holding AG, Registered(a)	616,845	175,037
Swisscom AG, Registered	136,845	80,916,557
Swissquote Group Holding SA, Registered	69,385	11,277,045
Tecan Group AG, Registered	71,355	21,443,441
Temenos AG, Registered	364,628	36,807,651
Trifork Holding AG, NVS	5,070	148,571
TX Group AG	2,792	395,180
u-blox Holding AG(a)	50,655	4,208,235
UBS Group AG, Registered	18,563,824	315,151,194
Valiant Holding AG, Registered	106,028	10,590,894
Valora Holding AG, Registered	25,465	4,163,720
VAT Group AG(c)	149,897	46,364,859
Vetropack Holding AG, Registered	37,398	1,538,667
Vifor Pharma AG	254,080	44,939,053
Vontobel Holding AG, Registered	185,403	13,559,771
VZ Holding AG	79,001	5,904,264
Ypsomed Holding AG, Registered	26,422	3,775,832
Zehnder Group AG, Registered	89,156	6,971,586
Zur Rose Group AG(a)(b)	49,050	6,020,092
Zurich Insurance Group AG	796,250	362,508,352
		9,079,462,690
United Kingdom — 15.0%
3i Group PLC	5,150,310	84,286,100
888 Holdings PLC	2,109,321	5,055,411

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
AB Dynamics PLC	14,787	$271,471
Abcam PLC(a)	1,141,887	17,718,841
abrdn plc	11,826,955	27,771,200
Admiral Group PLC	1,048,214	32,994,934
Advanced Medical Solutions Group PLC	1,838,360	6,408,652
AG Barr PLC	596,871	4,341,809
Airtel Africa PLC(c)	4,828,773	8,835,369
AJ Bell PLC	1,459,215	4,521,781
Alliance Pharma PLC	514,071	736,917
Alpha FX Group PLC	134,673	3,488,499
Alphawave IP Group PLC(a)(b)	697,915	1,316,390
Anglo American PLC	6,741,165	298,572,755
Antofagasta PLC	2,056,897	39,377,044
AO World PLC(a)(b)	1,757,997	1,649,024
Argo Blockchain PLC(a)	2,188,090	1,779,059
Ascential PLC(a)	2,287,271	9,068,452
Ashmore Group PLC	2,279,924	6,302,740
Ashtead Group PLC	2,373,284	122,715,939
ASOS PLC(a)(b)	371,188	6,463,307
Associated British Foods PLC	1,900,327	38,026,966
Assura PLC	15,579,612	12,910,198
Aston Martin Lagonda Global Holdings PLC(a)(b)(c)	366,771	3,842,668
AstraZeneca PLC	8,195,180	1,093,575,285
Auction Technology Group PLC(a)	376,001	4,137,657
Auto Trader Group PLC(c)	5,114,646	40,365,597
Avacta Group PLC(a)(b)	1,303,651	2,001,557
Avast PLC(c)	3,670,870	26,033,884
AVEVA Group PLC	678,059	18,223,562
Aviva PLC	20,047,185	107,555,671
Avon Protection PLC	170,969	2,283,141
B&M European Value Retail SA	4,749,992	29,103,613
Babcock International Group PLC(a)	1,422,582	5,431,354
BAE Systems PLC	16,745,536	154,672,755
Balfour Beatty PLC	3,681,772	11,154,705
Bank of Georgia Group PLC	223,763	3,455,234
Barclays PLC	88,680,301	163,006,896
Barratt Developments PLC	5,521,301	33,779,551
Beazley PLC	3,137,774	17,029,189
Bellway PLC	663,332	20,146,898
Berkeley Group Holdings PLC	608,291	30,850,387
Biffa PLC(c)	1,259,795	5,464,034
Big Yellow Group PLC	920,422	16,633,838
Bodycote PLC	1,065,386	8,262,982
boohoo Group PLC(a)(b)	5,507,583	5,575,737
BP PLC	104,458,340	504,303,287
Breedon Group PLC	7,836,949	7,752,318
Brewin Dolphin Holdings PLC	2,001,433	12,818,528
Bridgepoint Group PLC(c)	535,010	2,059,956
British American Tobacco PLC	11,536,369	483,516,329
British Land Co PLC/The	4,620,352	29,761,606
Britvic PLC	1,431,147	15,422,541
BT Group PLC	47,126,382	104,506,779
Bunzl PLC	1,783,893	68,823,703
Burberry Group PLC	2,184,625	43,114,566
Bytes Technology Group PLC	999,414	5,620,023
Capita PLC(a)	9,450,172	2,820,186
Capital & Counties Properties PLC	4,103,444	8,478,396
Capricorn Energy PLC(a)	3,160,705	8,129,458
Carnival PLC(a)	818,666	12,835,246
Central Asia Metals PLC	149,622	501,308
Security	Shares	Value

United Kingdom (continued)
Centrica PLC(a)	30,561,838	$30,280,338
Ceres Power Holdings PLC(a)(b)	528,451	4,821,872
Chemring Group PLC	1,471,040	6,423,974
Cineworld Group PLC(a)(b)	6,209,684	2,376,860
Civitas Social Housing PLC	3,185,135	3,444,428
CK Hutchison Holdings Ltd.	14,200,516	99,658,183
Clarkson PLC	56,195	2,587,353
Clipper Logistics PLC	425,184	4,597,971
Close Brothers Group PLC	751,766	10,423,922
CLS Holdings PLC	953,180	2,436,000
CMC Markets PLC(c)	531,601	1,938,539
Coats Group PLC	8,198,388	7,247,841
Coca-Cola Europacific Partners PLC	1,079,973	53,944,651
Compass Group PLC	9,440,803	199,218,287
Computacenter PLC	454,045	15,255,759
ContourGlobal PLC(c)	1,026,696	2,467,631
ConvaTec Group PLC(c)	8,358,155	22,109,730
Countryside Properties PLC(a)(c)	2,677,563	8,360,137
Craneware PLC	60,707	1,307,255
Cranswick PLC	296,332	11,783,441
Crest Nicholson Holdings PLC	1,817,031	5,717,239
Croda International PLC	745,381	72,396,294
Currys PLC	5,674,533	6,579,264
Custodian REIT PLC	2,211,536	2,797,582
CVS Group PLC	438,282	9,894,121
DCC PLC	525,018	39,780,062
Dechra Pharmaceuticals PLC	589,924	26,732,610
Deliveroo PLC(a)(c)	3,606,775	4,984,788
Derwent London PLC	520,413	19,745,469
Diageo PLC	12,326,582	614,959,049
Diploma PLC	688,940	23,629,807
Direct Line Insurance Group PLC	6,892,592	21,876,244
Diversified Energy Co. PLC	4,467,376	6,749,560
Domino's Pizza Group PLC	2,497,931	10,918,201
dotdigital group Plc	1,394,298	1,520,077
Dr. Martens Plc	2,498,779	6,533,359
Drax Group PLC	2,392,197	24,174,822
DS Smith PLC	7,346,997	30,190,766
Dunelm Group PLC	644,126	7,887,590
easyJet PLC(a)	1,654,251	11,463,117
Electrocomponents PLC	2,429,127	31,706,125
Elementis PLC(a)	3,590,798	5,454,386
EMIS Group PLC	225,623	3,760,771
Empiric Student Property PLC	1,254,346	1,435,323
Energean PLC(a)	599,940	8,932,034
Entain PLC(a)	3,107,837	58,397,268
Ergomed PLC(a)	212,012	3,128,140
Essentra PLC	1,695,511	6,644,622
Eurasia Mining PLC(a)(b)	10,770,995	1,097,063
Euromoney Institutional Investor PLC	624,201	7,696,976
Experian PLC	4,895,006	169,045,849
FD Technologies PLC(a)(b)	76,132	2,255,889
Ferguson PLC	1,167,747	146,492,914
Ferrexpo PLC	1,688,348	3,466,913
Fevertree Drinks PLC	566,139	12,837,056
Firstgroup PLC(a)	3,923,035	5,507,117
Forterra PLC(c)	723,799	2,262,834
Frasers Group PLC(a)	1,338,787	11,370,806
Frontier Developments PLC(a)(b)	66,782	1,075,684
Funding Circle Holdings PLC(a)(c)	106,642	97,891

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Future PLC	652,419	$17,868,580
Games Workshop Group PLC	185,243	17,119,763
Gamma Communications PLC	421,455	6,281,832
GB Group PLC	1,143,109	8,284,132
Genuit Group PLC	1,347,217	7,605,220
Genus PLC	373,925	11,748,288
GlaxoSmithKline PLC	26,628,557	600,276,404
Go-Ahead Group PLC (The)(a)	257,079	3,093,637
Grainger PLC	4,093,339	15,226,278
Great Portland Estates PLC	1,385,173	11,765,542
Greatland Gold PLC(a)	21,983,841	3,669,825
Greggs PLC	598,249	17,454,466
Gym Group PLC (The)(a)(c)	53,340	127,717
Halfords Group PLC	1,318,024	3,752,240
Halma PLC	2,021,463	62,049,873
Hammerson PLC(b)	17,026,154	6,146,980
Harbour Energy PLC	2,187,334	13,716,776
Hargreaves Lansdown PLC	1,891,242	21,651,591
Hays PLC	8,573,122	13,166,996
Helical PLC	715,799	3,892,459
Hikma Pharmaceuticals PLC	933,205	21,921,371
Hill & Smith Holdings PLC	440,156	7,612,669
Hiscox Ltd.	1,791,072	21,267,688
Hochschild Mining PLC	1,631,907	2,397,220
Home Reit PLC	457,016	704,551
HomeServe PLC	1,571,940	19,430,338
Hotel Chocolat Group PLC(a)	47,467	222,336
Howden Joinery Group PLC	3,250,906	30,777,993
HSBC Holdings PLC	107,749,120	673,338,106
Hunting PLC	1,029,008	3,752,387
Ibstock PLC(c)	2,568,272	6,062,909
Ideagen PLC	439,787	1,299,574
IG Design Group Plc	63,699	54,307
IG Group Holdings PLC	2,055,368	21,006,010
IMI PLC	1,348,347	22,699,049
Impax Asset Management Group PLC	279,758	3,025,505
Imperial Brands PLC	5,008,485	104,254,274
Inchcape PLC	2,148,891	19,227,554
Indivior PLC(a)	3,881,813	15,287,879
Informa PLC(a)	7,954,621	56,429,247
IntegraFin Holdings PLC	1,564,389	7,054,626
InterContinental Hotels Group PLC	971,768	62,037,401
Intermediate Capital Group PLC	1,539,643	29,463,334
Intertek Group PLC	856,801	53,391,485
Investec PLC	3,592,538	21,159,645
IP Group PLC	5,123,935	5,283,582
IQE PLC(a)(b)	4,627,869	1,748,704
ITM Power PLC(a)(b)	2,345,761	9,664,086
ITV PLC	19,416,036	17,929,791
IWG PLC(a)	3,974,345	12,065,840
J D Wetherspoon PLC(a)	539,009	4,897,816
J Sainsbury PLC	9,258,078	27,012,794
JD Sports Fashion PLC	13,922,182	22,939,231
JET2 PLC(a)	840,618	12,909,358
John Wood Group PLC(a)	3,643,677	10,131,292
Johnson Matthey PLC	1,006,657	27,691,414
Johnson Service Group PLC(a)	2,312,979	3,180,609
JTC PLC(c)	213,823	2,076,248
Judges Scientific PLC	2,602	219,216
Jupiter Fund Management PLC	2,569,099	5,734,325
Security	Shares	Value

United Kingdom (continued)
Just Group PLC	5,766,131	$6,091,314
Kainos Group PLC	438,639	6,718,083
Kape Technologies PLC(a)	402,608	1,731,124
Keller Group PLC	468,924	4,941,521
Keywords Studios PLC	399,961	12,090,464
Kier Group PLC(a)	1,371,567	1,367,669
Kingfisher PLC	11,053,651	34,858,461
Lancashire Holdings Ltd.	1,256,844	6,661,136
Land Securities Group PLC	3,683,690	34,547,742
Learning Technologies Group PLC	3,153,216	5,206,062
Legal & General Group PLC	31,342,263	97,696,812
Liontrust Asset Management PLC	277,163	4,022,633
Lloyds Banking Group PLC	375,209,849	213,105,191
London Stock Exchange Group PLC	1,734,297	170,987,387
LondonMetric Property PLC	4,985,997	16,852,025
Luceco PLC(c)	76,488	183,046
LXI REIT Plc	3,875,040	7,193,012
M&G PLC	13,595,693	36,095,808
Man Group PLC/Jersey	7,836,680	22,840,218
Marks & Spencer Group PLC(a)	10,225,199	17,455,638
Marshalls PLC	1,325,726	10,145,198
Marston's PLC(a)	4,305,267	4,062,952
Mediclinic International PLC(a)	2,004,354	9,292,061
Meggitt PLC(a)	4,158,860	40,319,799
Melrose Industries PLC	23,138,752	33,622,853
Micro Focus International PLC	1,825,634	8,621,000
Mitchells & Butlers PLC(a)	1,272,363	3,624,497
Mitie Group PLC	6,865,806	4,628,535
Mondi PLC	2,558,196	48,058,185
Moneysupermarket.com Group PLC	2,897,701	6,347,877
Moonpig Group PLC(a)	839,239	2,016,679
Morgan Advanced Materials PLC	1,955,820	6,858,980
Morgan Sindall Group PLC	170,266	4,590,768
Naked Wines PLC(a)(b)	304,369	1,377,495
National Express Group PLC(a)	3,041,909	9,428,920
National Grid PLC	19,118,962	284,049,870
NatWest Group PLC	29,863,486	80,117,365
NCC Group PLC	1,008,564	2,320,841
Network International Holdings PLC(a)(c)	2,564,319	8,377,439
Next PLC	718,041	53,781,749
Ninety One PLC	1,927,108	6,440,979
NMC Health PLC, NVS(a)(e)	475,795	6
Numis Corp. PLC	22,509	70,526
Ocado Group PLC(a)(b)	2,632,843	30,110,893
On the Beach Group PLC(a)(c)	792,299	2,291,436
OSB Group PLC	2,373,210	16,566,048
Oxford Biomedica PLC(a)	270,041	1,935,510
Pagegroup PLC	1,849,456	11,316,594
Pantheon Resources PLC(a)(b)	2,577,761	3,981,504
Paragon Banking Group PLC	1,654,066	10,229,160
Pearson PLC	3,939,522	38,251,993
Penno Group PLC	1,441,126	20,026,249
Persimmon PLC	1,698,572	44,238,063
Petrofac Ltd.(a)	2,331,183	3,929,755
Pets at Home Group Plc	2,860,833	11,104,619
Phoenix Group Holdings PLC	3,683,065	27,897,015
Picton Property Income Ltd. (The)	958,078	1,224,011
Playtech Plc(a)	1,723,110	11,353,641
Polar Capital Holdings PLC	384,917	2,682,831
Premier Foods PLC	2,746,200	3,833,063

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Primary Health Properties PLC.	7,270,346	$13,184,836
Provident Financial PLC	1,358,291	4,347,481
Prudential PLC	14,534,276	180,929,257
PZ Cussons PLC	1,643,760	4,217,753
QinetiQ Group PLC	3,292,049	13,966,901
Quilter PLC(c)	9,682,334	15,949,553
Rank Group PLC(a)	1,339,261	1,818,779
Rathbones Group PLC	305,714	8,072,824
Reach PLC	1,541,434	3,151,638
Reckitt Benckiser Group PLC	3,776,240	294,492,198
Redde Northgate PLC	1,616,480	7,996,539
Redrow PLC	1,560,415	10,228,983
Regional REIT Ltd.(c)	283,883	302,353
RELX PLC	10,243,707	305,164,960
Renalytix PLC(a)(b)	243,458	650,518
Renewi PLC(a)	244,091	2,117,833
Renishaw PLC	210,814	11,140,918
Rentokil Initial PLC	9,851,921	67,665,661
Restaurant Group PLC (The)(a)	4,056,916	3,105,357
Restore PLC	95,510	530,775
Rightmove PLC	4,778,575	36,733,377
Rolls-Royce Holdings PLC(a)	44,345,600	45,461,350
Rotork PLC	4,480,882	16,348,616
Royal Mail PLC	4,238,816	18,168,827
RWS Holdings PLC	1,550,834	8,493,522
S4 Capital PLC(a)	1,503,640	5,687,293
Sabre Insurance Group PLC(c)	673,733	1,779,090
Safestore Holdings PLC	1,360,991	21,410,788
Saga PLC(a)	546,502	1,518,742
Sage Group PLC/The	5,531,872	50,763,715
Sanne Group PLC(a)	965,116	11,007,220
Savills PLC	918,703	12,358,948
Schroders PLC	654,922	23,118,897
Secure Income REIT Plc	1,431,818	7,759,897
Segro PLC	6,618,601	110,809,293
Senior PLC(a)	2,657,746	4,277,739
Serco Group PLC	6,920,970	13,088,123
Serica Energy PLC	853,726	3,750,662
Severn Trent PLC	1,330,357	52,285,079
Shaftesbury PLC	1,284,774	9,621,075
Shell PLC	40,718,284	1,093,118,651
SIG PLC(a)	3,685,764	1,905,492
Smart Metering Systems PLC	663,682	6,885,014
Smith & Nephew PLC	4,710,891	76,356,751
Smiths Group PLC	2,077,578	38,018,207
Softcat PLC	759,033	13,405,502
SolGold PLC(a)(b)	2,762,847	997,079
Spectris PLC	600,095	21,947,816
Spirax-Sarco Engineering PLC	391,906	59,136,862
Spire Healthcare Group PLC(a)(c)	957,156	2,583,757
Spirent Communications PLC	3,500,276	10,120,637
SSE PLC	5,600,039	130,065,529
SSP Group Plc(a)	4,122,447	12,167,916
St. James's Place PLC	2,859,002	45,942,971
Stagecoach Group PLC(a)	2,488,597	3,288,881
Standard Chartered PLC	13,759,910	94,067,168
SThree PLC	672,798	3,101,535
Strix Group PLC	386,529	1,025,547
Subsea 7 SA	1,207,017	9,893,070
Synthomer PLC	2,035,687	7,745,706
Security	Shares	Value

United Kingdom (continued)
Target Healthcare REIT PLC	507,394	$708,180
Tate & Lyle PLC	2,450,788	23,820,685
Taylor Wimpey PLC	19,635,301	30,881,539
TBC Bank Group PLC	213,477	3,387,672
Team17 Group PLC(a)	556,302	3,042,921
Telecom Plus PLC	438,402	9,043,868
Tesco PLC	40,683,674	138,215,372
TI Fluid Systems PLC(c)	535,392	1,088,023
TORM PLC, Class A(a)	172,862	1,698,603
TP ICAP Group PLC	4,486,361	7,435,334
Trainline PLC(a)(c)	2,530,013	9,022,354
Travis Perkins PLC	1,124,006	17,143,817
Tritax Big Box REIT PLC	10,188,338	31,101,617
Trustpilot Group PLC(a)(c)	743,972	963,607
Tullow Oil PLC(a)	6,312,000	4,395,176
Tyman PLC	454,787	1,562,100
UK Commercial Property REIT Ltd.	890,668	981,334
Ultra Electronics Holdings PLC	387,044	15,763,579
Unilever PLC	13,596,756	632,114,787
UNITE Group PLC (The)	1,784,724	25,272,070
United Utilities Group PLC	3,566,747	51,255,602
Urban Logistics REIT PLC	2,469,696	5,807,323
Vesuvius PLC	1,261,026	5,128,081
Victoria PLC(a)(b)	497,248	3,987,348
Victrex PLC	465,158	10,607,144
Virgin Money UK PLC	7,293,273	15,823,438
Vistry Group PLC	1,222,356	12,752,935
Vivo Energy PLC(c)	1,318,707	2,401,086
Vodafone Group PLC	144,681,366	219,041,650
Volex PLC(b)	632,678	2,049,727
Volution Group PLC	416,048	2,119,190
Warehouse REIT PLC(b)	914,043	1,843,579
Watkin Jones PLC	346,320	1,077,814
Weir Group PLC (The)	1,370,656	26,350,145
WH Smith PLC(a)	743,106	13,369,422
Whitbread PLC(a)	1,064,435	37,156,061
Wickes Group PLC	1,264,430	3,014,351
Workspace Group PLC	759,199	6,353,375
WPP PLC	6,189,582	77,152,292
Yellow Cake PLC(a)(c)	923,406	4,532,125
YouGov PLC	263,529	4,158,752
Young & Co's Brewery PLC, Series A	116,097	2,023,369
		14,052,474,713
United States — 0.1%
Coronado Global Resources Inc.(c)	3,616,551	5,826,117
QIAGEN NV(a)	1,228,703	56,664,203
		62,490,320

Total Common Stocks — 98.6%
(Cost: $90,855,457,136)		92,508,139,706

Preferred Stocks

Germany — 0.4%
Bayerische Motoren Werke AG, Preference Shares, NVS	294,054	21,662,533
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	60,599	2,999,039
Einhell Germany AG, Preference Shares, NVS	879	180,824
Fuchs Petrolub SE, Preference Shares, NVS	371,229	11,709,021

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Henkel AG & Co. KGaA, Preference Shares, NVS	941,758	$60,471,509
Jungheinrich AG, Preference Shares, NVS	291,392	7,126,874
Porsche Automobil Holding SE, Preference Shares, NVS	810,803	66,874,947
Sartorius AG, Preference Shares, NVS	141,358	52,999,287
Schaeffler AG, Preference Shares, NVS	358,751	1,926,598
Sixt SE, Preference Shares, NVS	80,742	5,835,678
STO SE & Co. KGaA, Preference Shares, NVS	9,232	1,937,012
Volkswagen AG, Preference Shares, NVS	982,134	152,099,570
		385,822,892
Italy — 0.0%
Danieli & C Officine Meccaniche SpA, Preference Shares, NVS	155,685	2,435,412

Total Preferred Stocks — 0.4%
(Cost: $443,168,401)		388,258,304

Warrants

Italy — 0.0%
Webuild SpA (Expires 08/02/30)(a)(b)	128,748	1

Spain — 0.0%
Abengoa SA (Expires 03/31/25)(a)(b)	1,476,448	9,346

Total Warrants — 0.0%
(Cost: $0)		9,347

Short-Term Investments

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.38%(f)(g)(h)	820,773,158	820,773,158

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(f)(g)	6,170,000	$6,170,000
		826,943,158
Total Short-Term Investments — 0.9%
(Cost: $826,816,239)		826,943,158

Total Investments in Securities — 99.9%
(Cost: $92,125,441,776)		93,723,350,515

Other Assets, Less Liabilities — 0.1%		80,669,295

Net Assets — 100.0%		$93,804,019,810

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$641,054,345	$180,014,169	(a)	$—		$(150,843)	$(144,513)	$820,773,158	820,773,158	$15,281,370	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	26,470,000	—		(20,300,000	)(a)	—	—	6,170,000	6,170,000	3,257		—
						$(150,843)	$(144,513)	$826,943,158		$15,284,627		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
April 30, 2022

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)

Long Contracts
TOPIX Index	1,567	06/09/22	$228,815	$11,883,582
SPI 200 Index	980	06/16/22	126,737	2,844,772
Euro Stoxx 50 Index	8,327	06/17/22	323,992	421,256
FTSE 100 Index	2,146	06/17/22	200,378	5,066,082

				$20,215,692

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,564,592,877	$90,928,005,419	$15,541,410	$92,508,139,706
Preferred Stocks	180,824	388,077,480	—	388,258,304
Warrants	—	9,347	—	9,347
Money Market Funds	826,943,158	—	—	826,943,158
	$2,391,716,859	$91,316,092,246	$15,541,410	$93,723,350,515
Derivative financial instruments(a)
Assets
Futures Contracts	$—	$20,215,692	$—	$20,215,692

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt